UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Short Duration Fund
Class A/ASDAX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	$86	0.84%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended June 30, 2024, the AAM/HIMCO Short Duration Fund A-share class had positive performance of 5.83%, before applicable sales charges. The Bloomberg 1-3 Year U.S. Government/Credit Index (“index”) returned 4.87% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, the securitized sectors and cash. The securitized sectors included asset backed securities (ABS), commercial mortgage backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation was the primary source of performance particularly the out of index allocations to ABS, CMBS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry.
The underweight to U.S. Treasuries was also of benefit.
-The shorter duration posture, relative to the index, contributed positively due to the increase in interest rates.
-Security selection within investment grade corporates was positive due to the underweight to the non-corporate sub-sector. Security selection within the banking and consumer cyclical sub-sectors was a positive contributor.
TOP PERFORMANCE DETRACTORS
-The portfolio’s holding of cash was a drag on performance given the relative outperformance of the spread sectors.
-The overweight to the insurance sub-sector detracted as did security selection within the utilities sub-sector.
-The fund did not have any direct holdings to the emerging market sector which detracted from the positive performance relative to the index.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	3.20%	1.53%	1.83%
AAM/HIMCO Short Duration Fund (Class A/ASDAX) — excluding sales load	5.83%	2.05%	2.10%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.35%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-detail-himco for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$354,255,441
Total number of portfolio holdings	251
Total advisory fee paid/(reimbursed)	$1,326,912
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.8%
United States Treasury Note, 4.62%, 9/15/2026	2.8%
United States Treasury Note, 3.25%, 8/31/2024	2.8%
United States Treasury Note, 4.25%, 2/28/2029	2.8%
United States Treasury Note, 4.25%, 3/15/2027	2.8%
United States Treasury Note, 4.13%, 9/30/2027	2.8%
United States Treasury Note, 4.00%, 1/31/2029	2.8%
United States Treasury Note, 4.00%, 2/29/2028	2.8%
United States Treasury Note, 2.75%, 2/28/2025	2.8%
United States Treasury Note, 3.50%, 9/15/2025	2.8%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

AAM/HIMCO Short Duration Fund
Class C/ASDCX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	$163	1.59%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended June 30, 2024, the AAM/HIMCO Short Duration Fund C-share class had positive performance of 5.04%, before applicable sales charges. The Bloomberg 1-3 Year U.S. Government/Credit Index (“index”) returned 4.87% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, the securitized sectors and cash. The securitized sectors included asset backed securities (ABS), commercial mortgage backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation was the primary source of performance particularly the out of index allocations to ABS, CMBS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry.
-The underweight to U.S. Treasuries was also of benefit.
-The shorter duration posture, relative to the index, contributed positively due to the increase in interest rates.
-Security selection within investment grade corporates was positive due to the underweight to the non-corporate sub-sector. Security selection within the banking and consumer cyclical sub-sectors was a positive contributor.
TOP PERFORMANCE DETRACTORS
- The portfolio’s holding of cash was a drag on performance given the relative outperformance of the spread sectors.
-The overweight to the insurance sub-sector detracted as did security selection within the utilities sub-sector.
-The fund did not have any direct holdings to the emerging market sector which detracted from the positive performance relative to the index.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	4.04%	1.28%	1.34%
AAM/HIMCO Short Duration Fund (Class C/ASDCX) — excluding sales load	5.04%	1.28%	1.34%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.35%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-detail-himco for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$354,255,441
Total number of portfolio holdings	251
Total advisory fee paid/(reimbursed)	$1,326,912
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.8%
United States Treasury Note, 4.62%, 9/15/2026	2.8%
United States Treasury Note, 3.25%, 8/31/2024	2.8%
United States Treasury Note, 4.25%, 2/28/2029	2.8%
United States Treasury Note, 4.25%, 3/15/2027	2.8%
United States Treasury Note, 4.13%, 9/30/2027	2.8%
United States Treasury Note, 4.00%, 1/31/2029	2.8%
United States Treasury Note, 4.00%, 2/29/2028	2.8%
United States Treasury Note, 2.75%, 2/28/2025	2.8%
United States Treasury Note, 3.50%, 9/15/2025	2.8%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

AAM/HIMCO Short Duration Fund
Class I/ASDIX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	$61	0.59%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 1-year period ended June 30, 2024, the AAM/HIMCO Short Duration Fund I-share class had positive performance of 6.20%, before applicable sales charges. The Bloomberg 1-3 Year U.S. Government/Credit Index (“index”) returned 4.87% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, the securitized sectors and cash. The securitized sectors included asset backed securities (ABS), commercial mortgage backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation was the primary source of performance particularly the out of index allocations to ABS, CMBS, CLOs, bank loans and high yield corporates due to spread tightening and the positive carry.
-The underweight to U.S. Treasuries was also of benefit.
-The shorter duration posture, relative to the index, contributed positively due to the increase in interest rates.
-Security selection within investment grade corporates was positive due to the underweight to the non-corporate sub-sector. Security selection within the banking and consumer cyclical sub-sectors was a positive contributor.
TOP PERFORMANCE DETRACTORS
- The portfolio’s holding of cash was a drag on performance given the relative outperformance of the spread sectors.
-The overweight to the insurance sub-sector detracted as did security selection within the utilities sub-sector.
-The fund did not have any direct holdings to the emerging market sector which detracted from the positive performance relative to the index.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	6.20%	2.33%	2.36%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.35%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-detail-himco for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$354,255,441
Total number of portfolio holdings	251
Total advisory fee paid/(reimbursed)	$1,326,912
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.8%
United States Treasury Note, 4.62%, 9/15/2026	2.8%
United States Treasury Note, 3.25%, 8/31/2024	2.8%
United States Treasury Note, 4.25%, 2/28/2029	2.8%
United States Treasury Note, 4.25%, 3/15/2027	2.8%
United States Treasury Note, 4.13%, 9/30/2027	2.8%
United States Treasury Note, 4.00%, 1/31/2029	2.8%
United States Treasury Note, 4.00%, 2/29/2028	2.8%
United States Treasury Note, 2.75%, 2/28/2025	2.8%
United States Treasury Note, 3.50%, 9/15/2025	2.8%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.
AAM/Insight Select Income Fund
Class A/CPUAX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class A/CPUAX)	$84	0.81%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, us dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation contributed positively to the Fund’s relative performance, as overweight high yield corporates, and underweight financials and non-US sovereigns versus emerging market corporates contributing to outperformance with relative overweight positions maintained.
- Security selection contributed strongly to overall Fund performance particularly in US investment grade financials and industrials as strong US growth and recovery from the 2023 banking problems propelled spreads tighter with outperformance driven by positioning in AMC Networks, Citigroup and Broadcom.|
-Duration was a muted positive contributor as the fund positioned long starting in 2024 with the expectation of Federal Reserve cuts pushing yields lower.
TOP PERFORMANCE DETRACTORS
 -Sector allocation underweight to treasuries and others such as universities detracted from performance as the high-quality sectors underperformed in the face of spread compression.
-Yield curve positioning detracted with some underperformance in the 20yr overweight and marginal underweights in the short end of the curve as the curve dis-inverted in anticipation of fed cuts.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class A/CPUAX)	2.98%	0.31%	2.05%
AAM/Insight Select Income Fund (Class A/CPUAX) — excluding sales load	6.20%	0.92%	2.36%
Bloomberg Credit Bond Index	4.42%	0.54%	2.21%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$157,074,228
Total number of portfolio holdings	396
Total advisory fee paid/(reimbursed)	$246,484
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.
AAM/Insight Select Income Fund
Class C/CPUCX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class C/CPUCX)	$160	1.56%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, us dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation contributed positively to the Fund’s relative performance, as overweight high yield corporates, and underweight financials and non-US sovereigns versus emerging market corporates contributing to outperformance with relative overweight positions maintained.
-Security selection contributed strongly to overall Fund performance particularly in US investment grade financials and industrials as strong US growth and recovery from the 2023 banking problems propelled spreads tighter with outperformance driven by positioning in AMC Networks, Citigroup and Broadcom.
-Duration was a muted positive contributor as the fund positioned long starting in 2024 with the expectation of Federal Reserve cuts pushing yields lower.
TOP PERFORMANCE DETRACTORS
-Sector allocation underweight to treasuries and others such as universities detracted from performance as the high-quality sectors underperformed in the face of spread compression.
- Yield curve positioning detracted with some underperformance in the 20yr overweight and marginal underweights in the short end of the curve as the curve dis-inverted in anticipation of fed cuts.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class C/CPUCX)	4.41%	0.15%	1.60%
AAM/Insight Select Income Fund (Class C/CPUCX) — excluding sales load	5.41%	0.15%	1.60%
Bloomberg Credit Bond Index	4.42%	0.54%	2.21%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$157,074,228
Total number of portfolio holdings	396
Total advisory fee paid/(reimbursed)	$246,484
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.
AAM/Insight Select Income Fund
Class I/CPUIX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class I/CPUIX)	$56	0.54%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, us dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation contributed positively to the Fund’s relative performance, as overweight high yield corporates, and underweight financials and non-US sovereigns versus emerging market corporates contributing to outperformance with relative overweight positions maintained.
-Security selection contributed strongly to overall Fund performance particularly in US investment grade financials and industrials as strong US growth and recovery from the 2023 banking problems propelled spreads tighter with outperformance driven by positioning in AMC Networks, Citigroup and Broadcom.
-Duration was a muted positive contributor as the fund positioned long starting in 2024 with the expectation of Federal Reserve cuts pushing yields lower.
TOP PERFORMANCE DETRACTORS
-Sector allocation underweight to treasuries and others such as universities detracted from performance as the high-quality sectors underperformed in the face of spread compression.
-Yield curve positioning detracted with some underperformance in the 20yr overweight and marginal underweights in the short end of the curve as the curve dis-inverted in anticipation of fed cuts.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class I/CPUIX)	6.36%	1.16%	2.62%
Bloomberg Credit Bond Index	4.42%	0.54%	2.21%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$157,074,228
Total number of portfolio holdings	396
Total advisory fee paid/(reimbursed)	$246,484
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.
AAM/Insight Select Income Fund
Class Y/CPUYX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class Y/CPUYX)	$52	0.50%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, us dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
-Sector allocation contributed positively to the Fund’s relative performance, as overweight high yield corporates, and underweight financials and non-US sovereigns versus emerging market corporates contributing to outperformance with relative overweight positions maintained
- Security selection contributed strongly to overall Fund performance particularly in US investment grade financials and industrials as strong US growth and recovery from the 2023 banking problems propelled spreads tighter with outperformance driven by positioning in AMC Networks, Citigroup and Broadcom.
-Duration was a muted positive contributor as the fund positioned long starting in 2024 with the expectation of Federal Reserve cuts pushing yields lower.
TOP PERFORMANCE DETRACTORS
-Sector allocation underweight to treasuries and others such as universities detracted from performance as the high-quality sectors underperformed in the face of spread compression.
-Yield curve positioning detracted with some underperformance in the 20yr overweight and marginal underweights in the short end of the curve as the curve dis-inverted in anticipation of fed cuts.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class Y/CPUYX)[1,2]	6.42%	1.22%	2.65%
Bloomberg Credit Bond Index	4.42%	0.54%	2.21%
Bloomberg Aggregate Bond Index*	2.63%	-0.23%	1.35%
1	The performance figures for Class Y include the performance for Class I for the periods prior to the start date of Class Y. Class I imposes higher expenses than Class Y.
2	Class Y shares commenced operations on October 31, 2017.
* New SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the new SEC rule.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$157,074,228
Total number of portfolio holdings	396
Total advisory fee paid/(reimbursed)	$246,484
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 4/30/2029	1.1%
Bank of America Corp., 2.97%, 2/4/2033	1.0%
Verizon Communications, Inc., 3.50%, 6/28/2032	1.0%
Royal Bank of Canada, 7.50%, 5/2/2084	1.0%
JPMorgan Chase & Co., 5.35%, 6/1/2034	1.0%
Morgan Stanley, 6.63%, 11/1/2034	1.0%
United States Treasury Bond, 4.50%, 2/15/2044	1.0%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 7.14%, 10/15/2033	1.0%
Takeda Pharmaceutical Co., Ltd., 5.30%, 7/5/2034	0.9%
MetLife, Inc., 9.25%, 4/8/2038	0.9%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 966-9661 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-966-9661.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	AAM Funds	FYE 6/30/2024	FYE 6/30/2023
(a)	Audit Fees	$41,650	$40,350
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,600	$5,600
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AAM Funds	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	AAM Funds	FYE 6/30/2024	FYE 6/30/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AAM/HIMCO Short Duration Fund

(Class A: ASDAX)

(Class C: ASDCX)

(Class I: ASDIX)

ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2024

AAM/HIMCO Short Duration Fund

A series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Class A	16
Class C	17
Class I	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Short Duration Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.3%
$950,000	AGL Core CLO Ltd. Series 2020-8A, Class BR, 6.99% (3-Month Term SOFR+166 basis points), 10/20/2032[1,2,3]	$950,468
2,687,000	American Express Credit Account Master Trust Series 2024-1, Class A, 5.23%, 4/16/2029[1]	2,712,478
1,000,000	Apidos CLO Series 2020-34A, Class B1R, 7.24% (3-Month Term SOFR+191 basis points), 1/20/2035[1,2,3]	998,824
214,994	Atalaya Equipment Leasing Trust Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	212,731
2,333,000	BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029[1]	2,334,244
1,268,000	Balboa Bay Loan Funding Ltd. Series 2020-1A, Class BR, 7.24% (3-Month Term SOFR+191 basis points), 1/20/2032[1,2,3]	1,268,961
1,750,000	BlueMountain CLO Ltd. Series 2018-23A, Class A2, 7.04% (3-Month Term SOFR+171 basis points), 10/20/2031[1,2,3]	1,753,706
369,297	CARS LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	360,794
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 7.69% (3-Month Term SOFR+237 basis points), 1/15/2031[1,2,3]	600,469
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,285
301,147	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	284,278
2,000,000	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	1,953,152
1,000,000	Crown City CLO Series 2022-4A, Class X, 6.42% (3-Month Term SOFR+110 basis points), 4/20/2037[1,2,3]	997,786
1,000,000	Crown City CLO V Series 2023-5A, Class X, 6.47% (3-Month Term SOFR+115 basis points), 4/20/2037[1,2,3]	999,394
	Eaton Vance CLO Ltd.
1,500,000	Series 2020-1A, Class BR, 7.24% (3-Month Term SOFR+191 basis points), 10/15/2034[1,2,3]	1,500,230
2,000,000	Series 2019-1A, Class X, 6.38% (3-Month Term SOFR+105 basis points), 7/15/2037[1,2,3]	1,998,665
1,000,000	Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.58%, 2/15/2027[1,3]	1,003,672
	Exeter Automobile Receivables Trust
99,832	Series 2020-3A, Class D, 1.73%, 7/15/2026[1]	99,503
995,000	Series 2022-1A, Class D, 3.02%, 6/15/2028[1]	957,225
909,000	Series 2022-2A, Class D, 4.56%, 7/17/2028[1]	889,517
	FirstKey Homes Trust
875,000	Series 2020-SFR1, Class C, 1.94%, 8/17/2037[3]	833,100
1,575,000	Series 2020-SFR1, Class F2, 4.28%, 8/17/2037[3]	1,522,672

1

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$212,878	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	$196,479
28,916	Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026[1,3]	28,310
817,252	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	794,690
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,787,586
800,000	Oaktree CLO Ltd. Series 2019-3A, Class BR, 7.34% (3-Month Term SOFR+201 basis points), 10/20/2034[1,2,3]	802,093
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 7.58% (3-Month Term SOFR+227 basis points), 5/15/2032[1,2,3]	998,640
2,000,000	Series 2019-2A, Class A2R, 7.29% (3-Month Term SOFR+196 basis points), 10/15/2034[1,2,3]	2,000,026
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 7.04% (3-Month Term SOFR+171 basis points), 10/15/2030[1,2,3]	1,500,310
1,000,000	Regatta VIII Funding Ltd. Series 2017-1A, Class X, 6.42% (3-Month Term SOFR+110 basis points), 4/17/2037[1,2,3]	999,305
236,271	Santander Drive Auto Receivables Trust Series 2020-3, Class D, 1.64%, 11/16/2026[1]	234,330
1,000,000	Signal Peak CLO Ltd. Series 2019-1A, Class B, 7.59% (3-Month Term SOFR+227 basis points), 4/30/2032[1,2,3]	999,965
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	455,886
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	503,193
1,152,513	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,102,087
954,167	STORE Master Funding I LLC Series 2015-1A, Class A2, 4.17%, 4/20/2045[1,3]	937,418
	Tricon American Homes Trust
2,000,000	Series 2018-SFR1, Class F, 4.96%, 5/17/2037[3]	1,974,356
986,715	Series 2019-SFR1, Class A, 2.75%, 3/17/2038[3]	943,162
1,000,000	Series 2020-SFR1, Class C, 2.25%, 7/17/2038[3]	933,366
1,500,000	Venture CLO Ltd. Series 2019-36A, Class A2R, 6.99% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,500,504
	Vibrant CLO Ltd.
444,891	Series 2017-6A, Class BR, 7.23% (3-Month Term SOFR+189 basis points), 6/20/2029[1,2,3]	446,193
2,000,000	Series 2019-11A, Class A2R, 7.29% (3-Month Term SOFR+196 basis points), 7/20/2032[1,2,3]	2,000,461

2

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Voya CLO Ltd.
$1,000,000	Series 2016-2A, Class A2R, 7.34% (3-Month Term SOFR+201 basis points), 7/19/2028[1,2,3]	$1,001,032
1,300,000	Series 2018-4A, Class A2AR, 6.99% (3-Month Term SOFR+166 basis points), 1/15/2032[1,2,3]	1,301,729
	Westlake Automobile Receivables Trust
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,225,252
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,770,430
	TOTAL ASSET-BACKED SECURITIES
	(Cost $51,586,917)	50,679,957

	BANK LOANS — 4.2%
1,605,215	1011778 BC ULC 7.09% (1-Month Term SOFR+175 basis points), 9/23/2030[1,2,4,5]	1,605,223
860,000	AAdvantage Loyalty IP Ltd. 10.34% (3-Month Term SOFR+475 basis points), 4/20/2028[1,2,4,5]	889,563
641,250	Aramark Services, Inc. 7.33% (1-Month Term SOFR+250 basis points), 6/24/2030[1,2,4]	643,094
1,335,899	Charter Communications Operating LLC 7.33% (1-Month Term SOFR+200 basis points), 12/9/2030[1,2,4]	1,322,293
199,664	DT Midstream, Inc. 7.47% (1-Month Term SOFR+200 basis points), 6/12/2028[1,2,4]	200,995
932,748	Energizer Holdings, Inc. 7.34% (1-Month Term SOFR+225 basis points), 12/22/2027[1,2,4]	936,251
551,000	Genesee & Wyoming, Inc. 7.35% (1-Month Term SOFR+200 basis points), 4/10/2031[1,2,4]	551,052
	ICON Luxembourg Sarl PLC
151,211	7.35% (1-Month Term SOFR+200 basis points), 7/3/2028[1,2,4,5]	151,975
37,975	7.35% (1-Month Term SOFR+200 basis points), 7/3/2028[1,2,4,5]	38,167
1,446,988	LPL Holdings, Inc. 7.18% (1-Month Term SOFR+175 basis points), 11/12/2026[1,2,4]	1,449,549
748,000	Medline Borrower LP 2.75% (1-Month Term SOFR+225 basis points), 10/23/2028[1,2,4,6,7]	748,935
766,200	Mileage Plus Holdings LLC 10.74% (3-Month Term SOFR+525 basis points), 6/21/2027[1,2,4]	782,742
934,573	PetSmart LLC 9.18% (1-Month Term SOFR+375 basis points), 2/14/2028[1,2,4]	933,012
90,000	Resideo Funding, Inc. 7.30% (1-Month Term SOFR+200 basis points), 5/14/2031[1,2,4,6,7]	90,000
1,259,840	SBA Senior Finance LLC 7.35% (1-Month Term SOFR+200 basis points), 1/27/2031[1,2,4]	1,262,700
646,466	SkyMiles IP Ltd. 8.56% (3-Month Term SOFR+375 basis points), 10/20/2027[1,2,4,5]	662,883
306,233	United Airlines, Inc. 8.09% (1-Month Term SOFR+275 basis points), 2/24/2031[1,2,4]	307,381
998,000	Virgin Media Bristol LLC 7.94% (1-Month Term SOFR+250 basis points), 1/31/2028[1,2,4]	956,094
1,146,261	Vistra Operations Co. LLC 7.34% (1-Month Term SOFR+175 basis points), 12/31/2025[1,2,4]	1,148,473

3

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount		Value
	BANK LOANS (Continued)
$263,000	XPO, Inc. 7.33% (1-Month Term SOFR+200 basis points), 2/28/2031[1,2,4]	$263,548
	TOTAL BANK LOANS
	(Cost $14,895,067)	14,943,930

	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.1%
	Angel Oak Mortgage Trust
230,060	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,8]	222,917
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,8]	1,703,378
117,301	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,8]	113,567
186,647	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,8]	176,687
1,332,800	Series 2020-3, Class B2, 5.32%, 4/25/2065[1,3,8]	1,219,392
356,220	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,8]	333,816
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,8]	665,381
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,8]	1,174,891
	BRAVO Residential Funding Trust
221,799	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,8]	205,813
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,8]	1,118,014
	Citigroup Mortgage Loan Trust, Inc.
612,817	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	582,483
77,923	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,8]	75,228
1,273,480	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,8]	1,049,557
995,053	Credit Suisse Mortgage Capital Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,8]	765,870
	Deephaven Residential Mortgage Trust
864,671	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,8]	730,905
855,576	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,8]	723,763
463,189	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,8]	394,706
759,465	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,8]	673,761
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,8]	1,809,416
107,759	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,8]	96,340
267,618	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,8]	225,028
187,365	FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050[1,3,8]	172,006
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.82%, 6/25/2056[1,3,8]	1,204,992
	New Residential Mortgage Loan Trust
88,050	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,8]	81,045
176,100	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,8]	161,723
1,373,001	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,8]	1,136,739
	Residential Mortgage Loan Trust
36,893	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,8]	36,129
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,8]	2,193,708
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,8]	736,966

4

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$107,511	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,8]	$99,836
	SG Residential Mortgage Trust
67,009	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,8]	65,931
69,355	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,8]	68,258
1,008,925	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,8]	797,592
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,8]	1,186,165
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,8]	1,018,672
	Starwood Mortgage Residential Trust
764,934	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,8]	655,863
399,890	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,8]	341,992
457,137	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,8]	407,056
721,727	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,8]	618,670
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $28,877,626)	25,044,256

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.8%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.23%, 4/14/2033[1,3,8,9]	4,194
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.16%, 11/5/2036[1,3,8]	804,117
1,500,000	BFLD Trust Series 2020-EYP, Class D, 8.39% (1-Month Term SOFR+307 basis points), 10/15/2035[2,3,10]	0
	BX Trust
993,577	Series 2024-CNYN, Class C, 7.27% (1-Month Term SOFR+194 basis points), 4/15/2029[2,3]	988,606
766,262	Series 2021-MFM1, Class D, 6.94% (1-Month Term SOFR+161 basis points), 1/15/2034[2,3]	754,305
1,200,000	Series 2021-LBA, Class FJV, 7.84% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	1,156,049
948,972	Series 2021-LBA, Class FV, 7.84% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	914,210
800,000	Series 2021-VOLT, Class F, 7.84% (1-Month Term SOFR+251 basis points), 9/15/2036[2,3]	786,298
1,500,000	Series 2021-PAC, Class F, 7.84% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,455,956
1,050,000	Series 2020-VKNG, Class E, 7.54% (1-Month Term SOFR+221 basis points), 10/15/2037[2,3]	1,041,013
1,009,331	Series 2021-VINO, Class E, 7.40% (1-Month Term SOFR+207 basis points), 5/15/2038[2,3]	994,195
1,402,780	Series 2021-SOAR, Class F, 7.79% (1-Month Term SOFR+246 basis points), 6/15/2038[2,3]	1,384,386
1,055,862	Series 2021-XL2, Class F, 7.69% (1-Month Term SOFR+236 basis points), 10/15/2038[2,3]	1,034,775
869,803	Series 2022-LP2, Class E, 7.94% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	853,681

5

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$958,983	Series 2024-XL5, Class C, 7.27% (1-Month Term SOFR+194 basis points), 3/15/2041[2,3]	$950,610
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 8.18% (1-Month Term SOFR+285 basis points), 12/15/2037[2,3]	596,668
2,258,131	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.14%, 1/10/2048[1,8,9]	24,548
1,965,981	Cold Storage Trust Series 2020-ICE5, Class E, 8.21% (1-Month Term SOFR+288 basis points), 11/15/2037[2,3]	1,959,257
	COMM Mortgage Trust
29,470	Series 2014-CR19, Class XA, 0.73%, 8/10/2047[1,8,9]	1
1,530,000	Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,460,787
	Credit Suisse Mortgage Capital Trust
6,650,977	Series 2020-NET, Class X, 1.37%, 8/15/2037[3,8,9]	82,858
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,318,534
2,269,486	Extended Stay America Trust Series 2021-ESH, Class C, 7.14% (1-Month Term SOFR+181 basis points), 7/15/2038[2,3]	2,263,833
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,078,037	Series K044, Class X1, 0.86%, 1/25/2025[1,8,9]	9,865
900,000	Series K043, Class X3, 1.69%, 2/25/2043[1,8,9]	7,365
2,900,000	Series K046, Class X3, 1.56%, 4/25/2043[1,8,9]	22,008
900,000	Series K050, Class X3, 1.61%, 10/25/2043[1,8,9]	15,349
1,100,000	Series K052, Class X3, 1.67%, 1/25/2044[1,8,9]	23,709
1,721,882	Series K097, Class X3, 2.09%, 9/25/2046[1,8,9]	149,580
	Government National Mortgage Association
2,206,963	Series 2013-139, Class IO, 0.33%, 10/16/2054[1,8,9]	46,909
235,951	Series 2013-175, Class IO, 0.16%, 5/16/2055[1,8,9]	486
146,983	Series 2014-120, Class IO, 0.45%, 4/16/2056[1,8,9]	1,532
2,217,037	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,8,9]	78,208
3,108,831	Series 2017-169, Class IO, 0.58%, 1/16/2060[1,8,9]	98,674
2,114,908	Series 2018-41, Class IO, 0.60%, 5/16/2060[1,8,9]	72,882
3,436,620	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,8,9]	145,788
1,069,094	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,8,9]	56,718
17,027,379	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,8,9]	638,322
	GS Mortgage Securities Trust
1,439,000	Series 2016-GS4, Class A4, 3.44%, 11/10/2049[1,8]	1,366,699
1,610,000	Series 2017-GS7, Class A4, 3.43%, 8/10/2050[1]	1,501,488
1,474,455	Life Mortgage Trust Series 2021-BMR, Class F, 7.79% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	1,413,703
503,326	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 8.05% (1-Month Term SOFR+272 basis points), 4/15/2038[2,3]	497,984
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049[1]	956,606

6

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,355,644	OPG Trust Series 2021-PORT, Class F, 7.39% (1-Month Term SOFR+206 basis points), 10/15/2036[2,3]	$1,336,169
1,500,000	SMRT Series 2022-MINI, Class E, 8.03% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,464,672
1,339,608	SREIT Trust Series 2021-MFP, Class F, 8.07% (1-Month Term SOFR+274 basis points), 11/15/2038[2,3]	1,332,497
11,889,519	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.13%, 12/15/2052[1,8,9]	437,344
	Wells Fargo Commercial Mortgage Trust
1,169,986	Series 2016-LC24, Class A4, 2.94%, 10/15/2049[1]	1,105,937
1,500,000	Series 2016-NXS6, Class A4, 2.92%, 11/15/2049[1]	1,411,550
1,500,000	Series 2016-LC25, Class A4, 3.64%, 12/15/2059[1]	1,431,195
2,062,684	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.88%, 9/15/2058[1,8,9]	13,418
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.74%, 8/15/2047[1,8,9]	144
1,000,000	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	962,793
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	797,068
6,400,000	Series 2014-C22, Class XB, 0.49%, 9/15/2057[1,8,9]	4,294
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $40,532,922)	38,229,837

	CORPORATE BONDS — 29.9%
	COMMUNICATIONS — 1.3%
2,565,000	NBN Co., Ltd. 0.88%, 10/8/2024[1,3,5]	2,531,750
500,000	Netflix, Inc. 4.37%, 11/15/2026	490,955
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,429,175
		4,451,880
	CONSUMER DISCRETIONARY — 4.7%
257,000	Adient Global Holdings Ltd. 7.00%, 4/15/2028[1,3,5]	263,070
1,430,000	Aptiv PLC / Aptiv Corp. 2.40%, 2/18/2025[1,5]	1,399,199
2,000,000	BMW U.S. Capital LLC 5.72% (SOFR Index+38 basis points), 8/12/2024[2,3]	2,000,444
1,200,000	Ford Motor Credit Co. LLC 3.38%, 11/13/2025[1]	1,161,301
	General Motors Financial Co., Inc.
2,000,000	5.96% (SOFR Rate+62 basis points), 10/15/2024[2]	2,000,742
1,000,000	5.40%, 5/8/2027	999,603
1,000,000	5.35%, 7/15/2027	997,357

7

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	$498,418
3,000,000	Hyundai Capital America 1.00%, 9/17/2024[3]	2,968,887
1,488,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,5]	1,448,012
299,000	Taylor Morrison Communities, Inc. 5.75%, 1/15/2028[1,3]	296,261
1,640,000	Toyota Motor Credit Corp. 5.61% (SOFR Rate+29 basis points), 9/13/2024[2]	1,640,423
480,000	United Airlines, Inc. 4.37%, 4/15/2026[1,3]	463,668
	ZF North America Capital, Inc.
378,000	6.87%, 4/14/2028[1,3]	385,283
308,000	6.75%, 4/23/2030[1,3]	313,702
		16,836,370
	CONSUMER STAPLES — 0.1%
400,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25%, 3/15/2026[1,3]	384,155
		384,155
	ENERGY — 1.2%
	Buckeye Partners LP
206,000	4.13%, 3/1/2025[1,3]	203,225
529,000	3.95%, 12/1/2026[1]	502,194
859,000	CrownRock LP / CrownRock Finance, Inc. 5.62%, 10/15/2025[1,3]	856,978
	DCP Midstream Operating LP
327,000	5.37%, 7/15/2025[1]	325,788
149,000	5.62%, 7/15/2027[1]	150,667
192,000	Devon Energy Corp. 5.25%, 9/15/2024[1]	191,715
303,000	EnerSys 4.38%, 12/15/2027[1,3]	286,862
777,000	EQT Corp. 3.13%, 5/15/2026[1,3]	742,496
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	980,887
		4,240,812
	FINANCIALS — 19.5%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.65%, 10/29/2024[1,5]	1,972,984
1,620,000	American Express Co. 6.26% (SOFR Index+93 basis points), 3/4/2025[1,2]	1,624,081

8

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,500,000	Bank of America Corp. 5.82% (SOFR Rate+157 basis points), 9/15/2029[1,8]	$1,532,097
1,000,000	Barclays PLC 7.33% (USD 1 Year Tsy+305 basis points), 11/2/2026[1,5,8]	1,017,484
1,000,000	Capital One Financial Corp. 5.70% (SOFR Rate+190 basis points), 2/1/2030[1,8]	1,005,346
1,500,000	Charles Schwab Corp. 1.15%, 5/13/2026[1]	1,387,107
	Citigroup, Inc.
2,000,000	6.03% (SOFR Rate+69 basis points), 1/25/2026[1,2]	2,001,740
2,000,000	5.61% (SOFR Rate+155 basis points), 9/29/2026[1,8]	1,998,842
4,000,000	Cooperatieve Rabobank UA 5.73% (SOFR Index+38 basis points), 1/10/2025[2,5]	4,002,320
835,000	Deutsche Bank A.G. 5.71% (SOFR Rate+159 basis points), 2/8/2028[1,5,8]	834,028
1,000,000	Goldman Sachs Bank USA 5.41% (SOFR Rate+75 basis points), 5/21/2027[1,8]	998,371
1,000,000	Goldman Sachs Group, Inc. 5.73% (SOFR Rate+127 basis points), 4/25/2030[1,8]	1,018,403
3,000,000	ING Groep N.V. 6.98% (SOFR Index+164 basis points), 3/28/2026[1,2,5]	3,025,050
3,000,000	JPMorgan Chase & Co. 6.26% (SOFR Rate+92 basis points), 2/24/2026[1,2]	3,012,330
2,000,000	Macquarie Bank Ltd. 6.65% (SOFR Rate+131 basis points), 3/21/2025[2,3,5]	2,014,120
2,000,000	Macquarie Group Ltd. 6.06% (SOFR Rate+71 basis points), 10/14/2025[1,2,3,5]	2,000,700
	MassMutual Global Funding II
2,000,000	5.61% (SOFR Rate+27 basis points), 10/21/2024[2,3]	2,000,312
1,000,000	5.10%, 4/9/2027[3]	1,000,504
3,000,000	Metropolitan Life Global Funding I 5.64% (SOFR Rate+30 basis points), 9/27/2024[2,3]	3,000,681
1,500,000	Mitsubishi UFJ Financial Group, Inc. 5.06% (USD 1 Year Tsy+155 basis points), 9/12/2025[1,5,8]	1,497,298
	Morgan Stanley
2,000,000	1.16% (SOFR Rate+56 basis points), 10/21/2025[1,8]	1,971,080
2,000,000	6.29% (SOFR Rate+95 basis points), 2/18/2026[1,2]	2,007,212
1,000,000	5.17% (SOFR Rate+145 basis points), 1/16/2030[1,8]	998,073
889,000	MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/2027[1]	733,557
1,765,000	National Bank of Canada 5.83% (SOFR Rate+49 basis points), 8/6/2024[2,5]	1,765,161
1,000,000	NatWest Markets PLC 6.79% (SOFR Rate+145 basis points), 3/22/2025[2,3,5]	1,006,878
2,000,000	New York Life Global Funding 5.68% (SOFR Index+33 basis points), 1/14/2025[2,3]	2,000,672

9

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$371,000	OneMain Finance Corp. 3.50%, 1/15/2027[1]	$347,684
940,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 5.75%, 5/24/2026[1,3]	942,271
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	668,161
5,000,000	Royal Bank of Canada 5.70% (SOFR Index+36 basis points), 7/29/2024[2,5]	5,000,700
727,000	SLM Corp. 4.20%, 10/29/2025[1]	707,258
2,000,000	Standard Chartered PLC 6.27% (SOFR Rate+93 basis points), 11/23/2025[1,2,3,5]	2,001,840
2,000,000	Toronto-Dominion Bank 5.76% (SOFR Rate+41 basis points), 1/10/2025[2,5]	2,001,278
2,000,000	UBS A.G. 3.70%, 2/21/2025[5]	1,974,320
1,500,000	UBS Group A.G. 5.62% (USISSO01+134 basis points), 9/13/2030[1,3,5,8]	1,507,075
	VICI Properties LP / VICI Note Co., Inc.
888,000	3.50%, 2/15/2025[1,3]	876,080
800,000	4.25%, 12/1/2026[1,3]	771,533
2,000,000	Wells Fargo & Co. 3.91% (SOFR Rate+132 basis points), 4/25/2026[1,8]	1,970,006
3,000,000	Westpac Banking Corp. 5.64% (SOFR Rate+30 basis points), 11/18/2024[2,5]	3,000,894
		69,195,531
	HEALTH CARE — 0.4%
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	500,451
1,000,000	5.00%, 5/15/2027[1,3]	975,830
		1,476,281
	INDUSTRIALS — 1.9%
1,000,000	BAE Systems PLC 5.13%, 3/26/2029[1,3,5]	996,171
2,000,000	Daimler Truck Finance North America LLC 6.09% (SOFR Rate+75 basis points), 12/13/2024[2,3]	2,004,520
542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	533,633
2,737,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.70%, 11/1/2024[1,3]	2,706,201
400,000	XPO, Inc. 6.25%, 6/1/2028[1,3]	402,020
		6,642,545

10

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS — 0.4%
$1,000,000	Glencore Funding LLC 5.34%, 4/4/2027[3]	$998,130
536,000	SNF Group SACA 3.12%, 3/15/2027[1,3,5]	492,859
		1,490,989
	UTILITIES — 0.4%
182,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	179,998
1,100,000	Entergy Louisiana LLC 0.95%, 10/1/2024[1]	1,087,295
		1,267,293
	TOTAL CORPORATE BONDS
	(Cost $106,688,009)	105,985,856

	U.S. GOVERNMENT AND AGENCIES — 28.0%
	United States Treasury Note
10,000,000	3.25%, 8/31/2024	9,961,910
10,000,000	2.75%, 2/28/2025	9,837,700
10,000,000	3.50%, 9/15/2025	9,819,920
10,000,000	4.62%, 9/15/2026	9,988,280
10,000,000	4.25%, 3/15/2027	9,921,480
10,000,000	4.13%, 9/30/2027	9,889,840
10,000,000	4.00%, 2/29/2028	9,851,560
10,000,000	4.37%, 11/30/2028	10,003,520
10,000,000	4.00%, 1/31/2029	9,851,950
10,000,000	4.25%, 2/28/2029	9,961,330
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $99,601,292)	99,087,490

Number of Shares
	SHORT-TERM INVESTMENTS — 5.1%
18,250,329	Goldman Sachs Financial Square Government Fund - Institutional Class 5.14%[11]	18,250,329
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,250,329)	18,250,329
	TOTAL INVESTMENTS — 99.4%
	(Cost $360,432,162)	352,221,655
	Other Assets in Excess of Liabilities — 0.6%	2,033,786
	TOTAL NET ASSETS — 100.0%	$354,255,441

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

ULC – Unlimited Liability Corporation

IO – Interest Only

11

AAM/HIMCO Short Duration Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $137,109,337, which represents 38.7% of total net assets of the Fund.
[4]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]	Foreign security denominated in U.S. Dollars.
[6]	All or a portion of the loan is unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.
[9]	Interest-only security.
[10]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

12

AAM/HIMCO Short Duration Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2024

Assets:
Investments, at value (cost $360,432,162)	$352,221,655
Cash	99,459
Receivables:
Investment securities sold	1,170
Fund shares sold	341,089
Dividends and interest	2,856,874
Prepaid expenses	72,752
Total assets	355,592,999
Liabilities:
Payables:
Investment securities purchased	840,606
Fund shares redeemed	163,111
Advisory fees	94,864
Shareholder servicing fees (Note 7)	41,507
Distribution fees - Class A & C (Note 8)	8,693
Fund accounting and administration fees	61,385
Transfer agent fees and expenses	14,667
Custody fees	21,842
Auditing fees	24,439
Trustees’ deferred compensation (Note 3)	23,669
Chief Compliance Officer fees	4,517
Trustees’ fees and expenses	3,675
Accrued other expenses	34,583
Total liabilities	1,337,558
Commitments and contingencies (Note 3)
Net Assets	$354,255,441
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$364,938,685
Total distributable earnings (accumulated deficit)	(10,683,244)
Net Assets	$354,255,441
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$33,503,935
Number of shares issued and outstanding	3,365,886
Net asset value per share[1]	$9.95
Maximum sales charge (2.50% of offering price)[2]	0.26
Maximum offering price to public	$10.21
Class C Shares:
Net assets applicable to shares outstanding	$2,046,233
Number of shares issued and outstanding	206,198
Net asset value per share[3]	$9.92
Class I Shares:
Net assets applicable to shares outstanding	$318,705,273
Number of shares issued and outstanding	31,974,677
Net asset value per share	$9.97

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

13

AAM/HIMCO Short Duration Fund

STATEMENT OF OPERATIONS

For the Year Ended  June 30, 2024

Investment income:
Interest	$19,722,417
Total investment income	19,722,417

Expenses:
Advisory fees	1,500,034
Shareholder servicing fees (Note 7)	317,305
Distribution fees - Class A (Note 8)	97,380
Distribution fees - Class C (Note 8)	27,821
Fund accounting and administration fees	335,427
Transfer agent fees and expenses	76,477
Custody fees	56,191
Registration fees	70,588
Shareholder reporting fees	37,741
Legal fees	28,305
Auditing fees	24,748
Chief Compliance Officer fees	22,070
Trustees’ fees and expenses	19,783
Miscellaneous	12,071
Insurance fees	1,257
Total expenses	2,627,198
Advisory fees recovered (waived)	(173,122)
Net expenses	2,454,076
Net investment income (loss)	17,268,341

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(774,728)
Total net realized gain (loss) on:	(774,728)
Net change in unrealized appreciation (depreciation) on:
Investments	7,190,973
Net change in unrealized appreciation (depreciation)	7,190,973
Net realized and unrealized gain (loss)	6,416,245

Net Increase (Decrease) in Net Assets from Operations	$23,684,586

See accompanying Notes to Financial Statements.

14

AAM/HIMCO Short Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$17,268,341	$17,070,592
Net realized gain (loss) on investments	(774,728)	(617,499)
Net change in unrealized appreciation (depreciation) on investments	7,190,973	1,712,574
Net increase (decrease) in net assets resulting from operations	23,684,586	18,165,667
Distributions to Shareholders:
Distributions:
Class A	(1,674,376)	(1,966,663)
Class C	(98,838)	(84,040)
Class I	(15,967,165)	(14,296,074)
Total distributions to shareholders	(17,740,379)	(16,346,777)
Capital Transactions:
Net proceeds from shares sold:
Class A	6,297,580	11,508,510
Class C	12,200	296,257
Class I	121,866,732	238,339,909
Reinvestment of distributions:
Class A	1,510,045	1,861,735
Class C	92,723	79,147
Class I	15,943,911	14,234,436
Cost of shares redeemed:
Class A1	(20,511,939)	(65,816,755)
Class C2	(1,358,208)	(1,645,392)
Class I3	(227,695,514)	(295,506,707)
Net increase (decrease) in net assets from capital transactions	(103,842,470)	(96,648,860)
Total increase (decrease) in net assets	(97,898,263)	(94,829,970)
Net Assets:
Beginning of period	452,153,704	546,983,674
End of period	$354,255,441	$452,153,704
Capital Share Transactions:
Shares sold:
Class A	637,628	1,177,924
Class C	1,239	30,503
Class I	12,332,313	24,390,075
Shares reinvested:
Class A	153,518	191,174
Class C	9,447	8,146
Class I	1,618,235	1,460,163
Shares redeemed:
Class A	(2,080,321)	(6,746,178)
Class C	(137,790)	(169,107)
Class I	(23,047,199)	(30,254,823)
Net increase (decrease) in capital share transactions	(10,512,930)	(9,912,123)

[1]	Net of redemption fee proceeds of $1,792 and $3,351, respectively.
[2]	Net of redemption fee proceeds of $60 and $4, respectively.
[3]	Net of redemption fee proceeds of $366 and $4,416, respectively.

See accompanying Notes to Financial Statements.

15

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.81	$9.76	$10.10	$9.98	$10.05
Income from Investment Operations:
Net investment income (loss) [1]	0.41	0.30	0.08	0.09	0.21
Net realized and unrealized gain (loss)	0.15	0.04	(0.35)	0.13	(0.06)
Total from investment operations	0.56	0.34	(0.27)	0.22	0.15

Less Distributions:
From net investment income	(0.42)	(0.29)	(0.07)	(0.10)	(0.22)
Total distributions	(0.42)	(0.29)	(0.07)	(0.10)	(0.22)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.95	$9.81	$9.76	$10.10	$9.98

Total return[3]	5.83%	3.52%	(2.65)%	2.24%	1.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,504	$45,645	$97,925	$126,051	$31,019

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.88%	0.84%	0.81%	0.84%	0.88%
After fees waived and expenses absorbed/recovered	0.84%	0.84%	0.84%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.12%	3.06%	0.79%	0.94%	2.07%
After fees waived and expenses absorbed/recovered	4.16%	3.06%	0.76%	0.94%	2.11%

Portfolio turnover rate	33%	12%	37%	38%	56%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 2.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of Class A shares made within 18 months of the date of purchase. If the sales charge was included, total returns would be lower.

See accompanying Notes to Financial Statements.

16

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.78	$9.73	$10.08	$9.96	$10.03
Income from Investment Operations:
Net investment income (loss) [1]	0.34	0.22	-2	0.02	0.14
Net realized and unrealized gain (loss)	0.14	0.04	(0.34)	0.13	(0.06)
Total from investment operations	0.48	0.26	(0.34)	0.15	0.08

Less Distributions:
From net investment income	(0.34)	(0.21)	(0.01)	(0.03)	(0.15)
Total distributions	(0.34)	(0.21)	(0.01)	(0.03)	(0.15)

Redemption fee proceeds[1]	- [2]	- [2]	-	-	- [2]

Net asset value, end of period	$9.92	$9.78	$9.73	$10.08	$9.96

Total return[3]	5.04%	2.75%	(3.42)%	1.47%	0.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,046	$3,258	$4,514	$5,875	$7,143

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.63%	1.59%	1.56%	1.59%	1.63%
After fees waived and expenses absorbed/recovered	1.59%	1.59%	1.59%	1.59%	1.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.37%	2.31%	0.04%	0.19%	1.32%
After fees waived and expenses absorbed/recovered	3.41%	2.31%	0.01%	0.19%	1.36%

Portfolio turnover rate	33%	12%	37%	38%	56%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.

See accompanying Notes to Financial Statements.

17

AAM/HIMCO Short Duration Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.82	$9.78	$10.11	$9.99	$10.06
Income from Investment Operations:
Net investment income (loss) [1]	0.44	0.32	0.10	0.12	0.24
Net realized and unrealized gain (loss)	0.15	0.03	(0.33)	0.13	(0.06)
Total from investment operations	0.59	0.35	(0.23)	0.25	0.18

Less Distributions:
From net investment income	(0.44)	(0.31)	(0.10)	(0.13)	(0.25)
Total distributions	(0.44)	(0.31)	(0.10)	(0.13)	(0.25)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.97	$9.82	$9.78	$10.11	$9.99

Total return[3]	6.20%	3.67%	(2.30)%	2.48%	1.78%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$318,705	$403,251	$444,545	$400,417	$264,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.63%	0.59%	0.56%	0.59%	0.63%
After fees waived and expenses absorbed/recovered	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.37%	3.31%	1.04%	1.19%	2.32%
After fees waived and expenses absorbed/recovered	4.41%	3.31%	1.01%	1.19%	2.36%

Portfolio turnover rate	33%	12%	37%	38%	56%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

18

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

Note 1 – Organization

AAM/HIMCO Short Duration Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014. The Fund currently offers three classes of shares: Class A, Class C, and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

19

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans

The Fund may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares in proportion to their relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

20

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2024, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

21

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company (the “Sub-Advisor”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended June 30, 2024, the Advisor waived a portion of its advisory fees totaling $173,122. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At June 30, 2024, the amount of these potentially recoverable expenses was $175,158. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2026	$2,036
2027	173,122
Total	$175,158

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended June 30, 2024, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended June 30, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

22

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended June 30, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$360,432,162

Gross unrealized appreciation	929,917
Gross unrealized depreciation	(9,140,424)

Net unrealized appreciation/(depreciation)	$(8,210,507)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,412,351
Undistributed long-term capital gains	-
Tax accumulated earnings	1,412,351

Accumulated capital and other losses	(3,861,419)
Unrealized appreciation/(depreciation) on investments	(8,210,507)
Unrealized Trustees’ deferred compensation	(23,669)
Total accumulated earnings/(deficit)	$(10,683,244)

The tax character of the distributions paid during the fiscal years ended June 30, 2024 and June 30, 2023, were as follows:

Distributions paid from:	2024	2023
Ordinary income	$17,740,379	$16,346,777
Net long-term capital gains	-	-
Total distributions paid	$17,740,379	$16,346,777

23

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

At June 30, 2024, the Fund had an accumulated capital loss carry forward as follows:

Not Subject to Expiration:
Short-term	$1,426,511
Long-term	2,434,908
Total	$3,861,419

The fund utilized $0 of its capital loss carryforwards during the year ended June 30, 2024. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended June 30, 2024 and the year ended June 30, 2023, the Fund received $2,218 and $7,771, respectively.

Note 6 – Investment Transactions

For the year ended June 30, 2024, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options contracts and swap contracts were $119,210,992 and $195,319,350, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended June 30, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to the Fund’s Class A Shares and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees for the sale and distribution of the Fund’s Class A and Class C Shares and/or shareholder liaison service fees in connection with the provision of personal services to shareholders of each such Class and the maintenance of their shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the plan.

For the year ended June 30, 2024, the Fund’s distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

24

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

25

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$50,679,957	$-	$50,679,957
Bank Loans	-	14,943,930	-	14,943,930
Collateralized Mortgage Obligations	-	25,044,256	-	25,044,256
Commercial Mortgage-Backed Securities[2]	-	38,229,837	0	38,229,837
Corporate Bonds[1]	-	105,985,856	-	105,985,856
U.S. Government and Agencies	-	99,087,490	-	99,087,490
Short-Term Investments	18,250,329	-	-	18,250,329
Total Investments	$18,250,329	$333,971,326	$0	$352,221,655

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
[2]	The fund had a transfer into significant unobservable inputs (Level 3) at $0 market value.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

Asset Class	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Commercial Mortgage Backed Securities	$0	Asset Approach	Estimated Recovery Proceeds	$0	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Unfunded Commitments

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of June 30, 2024, the total unfunded amount was 0.2% of the Fund’s net assets.

26

AAM/HIMCO Short Duration Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

As of June 30, 2024, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Resideo Funding, Inc.	$90,000	$90,000	$90,000	$-
Medline Borrower LP	748,000	750,606	748,935	1,671

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with Rule 18f-4.

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the AAM/HIMCO Short Duration Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the AAM/HIMCO Short Duration Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and agent banks. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 29, 2024

28

AAM/Insight Select Income Fund

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

(Class Y: CPUYX)

ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2024

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments	1
Statement of Assets and Liabilities	20
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	25
Class A	25
Class C	26
Class I	27
Class Y	28
Notes to Financial Statements	29
Report of Independent Registered Public Accounting Firm	40
Supplemental Information	41

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES — 11.2%
56,148	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[2,3]	$56,006
270,000	Antares CLO Ltd. Series 2017-1A, Class CR, 8.29% (3-Month Term SOFR+296 basis points), 4/20/2033[2,3,4]	272,606
100,000	Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028[2,3]	100,435
150,000	Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026[2,3]	145,266
265,863	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[2,3]	236,791
665,000	BlackRock Shasta CLO XIII LLC Series 2024-1A, Class A1, 7.15% (3-Month Term SOFR+185 basis points), 7/15/2036[2,3,4]	666,025
500,815	CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[2,3]	474,579
82,682	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[2,3]	83,166
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.77%, 11/10/2046[2,3,5]	82,820
308,128	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2,3]	274,298
247,678	Cross Mortgage Trust Series 2024-H2, Class A2, 6.42%, 4/25/2069[2,3,6]	247,584
254,000	Daimler Trucks Retail Trust Series 2023-1, Class A3, 5.90%, 3/15/2027[2]	255,315
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[2,3]	543,938
606,450	DB Master Finance LLC Series 2021-1A, Class A2I, 2.04%, 11/20/2051[2,3]	558,274
525,150	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[2,3]	466,744
171,766	ENFIN Residential Solar Receivables Trust Series 2024-1A, Class A, 6.65%, 2/20/2055[2,3]	172,838
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 7.28% (3-Month Term SOFR+196 basis points), 4/17/2031[2,3,4]	1,250,581
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[2,3]	501,362
	Ford Credit Auto Owner Trust
370,000	Series 2022-C, Class B, 5.03%, 2/15/2028[2]	368,233
194,000	Series 2024-1, Class A, 4.87%, 8/15/2036[2,3,6]	192,379
	Fortress Credit Opportunities CLO Ltd.
70,022	Series 2022-17A, Class A, 6.70% (3-Month Term SOFR+137 basis points), 1/15/2030[2,3,4]	70,001
1,500,000	Series 2017-9A, Class A1TR, 7.14% (3-Month Term SOFR+181 basis points), 10/15/2033[2,3,4]	1,503,557

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
	Golub Capital Partners CLO Ltd.
850,000	Series 2018-36A, Class C, 7.70% (3-Month Term SOFR+236 basis points), 2/5/2031[2,3,4]	$850,855
250,000	Series 2020-47A, Class C1, 8.85% (3-Month Term SOFR+351 basis points), 5/5/2032[2,3,4]	250,173
250,000	Series 2020-47A, Class CR, 0.00% (3-Month Term SOFR+240 basis points), 8/5/2037[2,3,4]	250,000
74,219	Hilton Grand Vacations Trust Series 2023-1A, Class A, 5.72%, 1/25/2038[2,3]	74,680
185,941	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[2,3]	166,094
250,000	IVY Hill Middle Market Credit Fund Ltd. Series 12A, Class BR, 8.49% (3-Month Term SOFR+316 basis points), 7/20/2033[2,3,4]	249,416
155,773	JP Morgan Mortgage Trust Series Series 2024-CES1, Class A2, 6.15%, 6/25/2054[2,3,6]	154,738
308	Marlette Funding Trust Series 2022-3A, Class A, 5.18%, 11/15/2032[2,3]	308
600,000	MCF CLO IX Ltd. Series 2019-1A, Class A1RR, 7.29% (3-Month Term SOFR+200 basis points), 4/17/2036[2,3,4]	603,664
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 6.90% (1-Month Term SOFR+157 basis points), 10/16/2036[2,3,4]	892,290
448,000	Series 2022-FL8, Class C, 7.54% (1-Month Term SOFR+220 basis points), 2/19/2037[2,3,4]	432,639
83,908	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[2,3]	74,144
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[2,3]	943,869
140,889	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[2,3,5]	128,253
147,000	Oscar U.S. Funding XVI LLC Series 2024-1A, Class A3, 5.54%, 2/10/2028[2,3]	146,769
113,679	Purewest Funding LLC Series 2021-1, Class A1, 4.09%, 12/22/2036[2,3]	110,112
117,710	RCKT Mortgage Trust Series 2024-CES2, Class A2, 6.39%, 4/25/2044[2,3,5]	117,518
238,000	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[2]	235,391
68,443	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A2A, 5.89%, 3/22/2027[2,3]	68,505
1,066,000	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[2,3]	955,481
	SMB Private Education Loan Trust
44,082	Series 2017-B, Class A2B, 6.19% (1-Month Term SOFR+87 basis points), 10/15/2035[2,3,4]	44,006
388,108	Series 2019-B, Class A2B, 6.44% (1-Month Term SOFR+112 basis points), 6/15/2037[2,3,4]	389,023

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	ASSET-BACKED SECURITIES (Continued)
272,000	Tesla Auto Lease Trust Series 2023-B, Class A3, 6.13%, 9/21/2026[2,3]	$273,491
421,584	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[2,3]	366,294
326,756	TIF Funding III LLC Series 2024-1A, Class A, 5.48%, 4/20/2049[2,3]	326,314
	Willis Engine Structured Trust
505,190	Series 2018-A, Class A, 4.75%, 9/15/2043[2,3,6]	486,649
586,075	Series 2021-A, Class A, 3.10%, 5/15/2046[2,3]	520,443
	TOTAL ASSET-BACKED SECURITIES
	(Cost $18,362,120)	17,633,917

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 6.55% (1-Month Term SOFR+121 basis points), 8/15/2036[3,4]	151,432
142,971	COLT Mortgage Loan Trust Series 2023-3, Class A2, 7.43%, 9/25/2068[2,3,6]	144,520
554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 8.46% (1-Month Term SOFR+312 basis points), 3/25/2026[2,3,4]	556,393
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $858,969)	852,345

	CORPORATE BONDS — 83.0%
	COMMUNICATIONS — 6.1%
	AT&T, Inc.
500,000	4.50%, 5/15/2035[2]	461,558
750,000	4.75%, 5/15/2046[2]	651,239
1,155,000	3.55%, 9/15/2055[2]	783,217
775,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.83%, 10/23/2055[2]	736,627
1,045,000	Comcast Corp. 3.45%, 2/1/2050[2]	741,344
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[3]	627,078
521,000	Fox Corp. 5.58%, 1/25/2049[2]	480,643
245,000	Frontier Communications Holdings LLC 5.00%, 5/1/2028[2,3]	230,766
200,000	Iliad Holding SASU 8.50%, 4/15/2031[2,3,7]	202,505
335,000	Meta Platforms, Inc. 4.45%, 8/15/2052[2]	290,243
	Paramount Global
419,000	4.20%, 5/19/2032[2]	342,887
83,000	6.87%, 4/30/2036	77,895

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
455,000	6.38% (USD 5 Year Tsy+400 basis points), 3/30/2062[2,8]	$402,029
530,000	Prosus N.V. 4.99%, 1/19/2052[2,3,7]	415,633
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	464,188
48,000	T-Mobile USA, Inc. 4.95%, 3/15/2028[2]	47,703
	Verizon Communications, Inc.
1,478,000	3.50%, 6/28/2032[2]	1,566,620
664,000	3.55%, 3/22/2051[2]	480,607
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[2,3,7]	164,838
500,000	Warnermedia Holdings, Inc. 5.14%, 3/15/2052[2]	391,182
		9,558,802
	CONSUMER DISCRETIONARY — 9.6%
155,000	Air Canada 3.88%, 8/15/2026[2,3,7]	147,786
143,151	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[3,7]	141,228
	American Airlines Class AA Pass-Through Trust
177,550	3.65%, 8/15/2030	167,606
281,586	3.35%, 4/15/2031	259,334
347,651	3.15%, 8/15/2033	310,047
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
232,667	5.50%, 4/20/2026[3,7]	230,553
161,000	5.75%, 4/20/2029[3,7]	156,743
400,000	Benteler International A.G. 10.50%, 5/15/2028[2,3,7]	429,582
91,527	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[3]	85,812
418,000	Builders FirstSource, Inc. 6.37%, 3/1/2034[2,3]	414,075
	Caesars Entertainment, Inc.
109,000	8.12%, 7/1/2027[2,3]	111,215
106,000	7.00%, 2/15/2030[2,3]	108,297
300,000	Carnival Corp. 6.00%, 5/1/2029[2,3,7]	296,442
312,000	Carnival Holdings Bermuda Ltd. 10.37%, 5/1/2028[2,3]	337,726
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
61,500	4.50%, 10/20/2025[3,7]	60,754
623,000	4.75%, 10/20/2028[3,7]	607,014
	ERAC USA Finance LLC
377,000	5.20%, 10/30/2034[2,3]	374,172

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
1,101,000	4.50%, 2/15/2045[2,3]	$961,076
	Ford Motor Credit Co. LLC
204,000	5.80%, 3/5/2027[2]	204,034
750,000	5.80%, 3/8/2029[2]	747,548
550,000	7.12%, 11/7/2033[2]	582,540
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[2]	716,595
1,213,000	2.35%, 1/8/2031[2]	996,638
306,000	Home Depot, Inc. 5.30%, 6/25/2054[2]	300,260
	Las Vegas Sands Corp.
750,000	2.90%, 6/25/2025[2]	728,032
137,000	6.20%, 8/15/2034[2]	137,536
185,000	Macy's Retail Holdings LLC 5.88%, 3/15/2030[2,3]	177,500
200,000	MGM China Holdings Ltd. 4.75%, 2/1/2027[2,3,7]	190,514
125,000	Murphy Oil USA, Inc. 3.75%, 2/15/2031[2,3]	110,145
300,000	NCL Corp Ltd. 7.75%, 2/15/2029[2,3,7]	311,871
577,000	Royal Caribbean Cruises Ltd. 6.25%, 3/15/2032[2,3,7]	581,858
664,000	Starbucks Corp. 4.45%, 8/15/2049[2]	549,197
770,000	Stellantis Finance US, Inc. 2.69%, 9/15/2031[2,3]	636,864
128,924	United Airlines Class A Pass-Through Trust 5.88%, 4/15/2029	129,291
155,000	United Airlines 2023-1 Class A Pass-Through Trust 5.80%, 7/15/2037	157,580
	United Airlines Class AA Pass-Through Trust
147,805	4.15%, 2/25/2033	138,566
492,038	2.70%, 11/1/2033	426,000
170,916	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	167,156
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[2,3]	61,822
273,000	4.63%, 4/15/2029[2,3]	254,193
158,000	United Rentals North America, Inc. 6.12%, 3/15/2034[2,3]	157,430
355,000	Volkswagen Group of America Finance LLC 6.45%, 11/16/2030[2,3]	372,628
231,000	Williams Scotsman, Inc. 6.62%, 6/15/2029[2,3]	233,088

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
800,000	Wynn Macau Ltd. 5.63%, 8/26/2028[2,3,7]	$748,906
		15,017,254
	CONSUMER STAPLES — 2.9%
152,000	Altria Group, Inc. 5.95%, 2/14/2049[2]	149,792
	BAT Capital Corp.
119,000	6.34%, 8/2/2030[2]	124,197
400,000	7.08%, 8/2/2043[2]	423,383
42,000	7.08%, 8/2/2053[2]	44,865
	Bimbo Bakeries USA, Inc.
376,000	6.40%, 1/15/2034[2,3]	397,981
352,000	4.00%, 5/17/2051[2,3]	266,733
287,000	Coca-Cola Co. 3.50%, 5/14/2044[2]	297,064
179,000	HCA, Inc. 5.60%, 4/1/2034[2]	178,267
574,000	J M Smucker Co. 6.50%, 11/15/2053[2]	620,323
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[2,7]	177,870
373,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[2]	358,677
750,000	Kroger Co. 4.50%, 1/15/2029[2]	736,187
229,000	MARB BondCo PLC 3.95%, 1/29/2031[2,3,7]	190,299
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[2,3]	592,827
		4,558,465
	ENERGY — 12.1%
414,000	Aker BP ASA 3.10%, 7/15/2031[2,3,7]	352,764
381,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 6.62%, 2/1/2032[2,3]	384,419
81,000	BP Capital Markets PLC 4.38% (USD 5 Year Tsy+404 basis points)[2,7,8,9]	79,407
	Cheniere Energy Partners LP
90,000	3.25%, 1/31/2032[2]	76,806
53,000	5.95%, 6/30/2033[2]	53,737
	CITGO Petroleum Corp.
845,000	7.00%, 6/15/2025[2,3]	844,763
17,000	8.37%, 1/15/2029[2,3]	17,524
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[2,3]	97,409

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
468,000	CVR Energy, Inc. 5.75%, 2/15/2028[2,3]	$434,062
310,000	Diamondback Energy, Inc. 5.40%, 4/18/2034[2]	307,292
358,000	DT Midstream, Inc. 4.30%, 4/15/2032[2,3]	323,837
690,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046[3,7]	545,225
	Enbridge, Inc.
374,000	5.70%, 3/8/2033[2,7]	377,625
150,000	6.70%, 11/15/2053[2,7]	164,688
480,000	7.37% (USD 5 Year Tsy+312 basis points), 3/15/2055[2,7,8]	481,661
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[2,7,10]	174,773
337,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.75%, 1/30/2028[2,3]	340,159
	Energy Transfer LP
314,000	3.75%, 5/15/2030[2]	289,058
275,000	5.40%, 10/1/2047[2]	247,033
500,000	6.25%, 4/15/2049[2]	499,612
108,000	5.95%, 5/15/2054[2]	105,285
92,000	7.12% (USD 5 Year Tsy+531 basis points)[2,8,9]	91,112
241,000	Eni S.p.A. 5.95%, 5/15/2054[2,3,7]	237,957
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	511,033
366,000	3.30%, 2/15/2053[2]	247,990
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[2,10]	117,528
129,000	EQM Midstream Partners LP 6.38%, 4/1/2029[2,3]	130,301
1,000,000	Exxon Mobil Corp 1.41%, 6/26/2039[2]	766,640
79,000	Genesis Energy LP / Genesis Energy Finance Corp. 7.87%, 5/15/2032[2]	79,697
	Global Partners LP / GLP Finance Corp.
68,000	6.87%, 1/15/2029[2]	67,364
282,000	8.25%, 1/15/2032[2,3]	289,881
130,000	Hess Midstream Operations LP 5.13%, 6/15/2028[2,3]	125,880
	Howard Midstream Energy Partners LLC
123,000	8.87%, 7/15/2028[2,3]	130,159
59,000	7.37%, 7/15/2032[2,3]	60,057
	Kinder Morgan, Inc.
410,000	8.05%, 10/15/2030	461,927
600,000	5.55%, 6/1/2045[2]	561,892
	MPLX LP
249,000	5.50%, 2/15/2049[2]	230,384

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
983,000	4.90%, 4/15/2058[2]	$811,960
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[2,3]	802,059
737,000	7.77%, 12/15/2037[3]	852,425
680,000	Occidental Petroleum Corp. 6.45%, 9/15/2036	710,668
	ONEOK, Inc.
107,000	6.10%, 11/15/2032[2]	110,752
1,118,000	6.62%, 9/1/2053[2]	1,199,115
400,000	Petroleos del Peru SA 4.75%, 6/19/2032[3,7]	298,142
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[2]	244,579
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
809,000	5.50%, 3/1/2030[2]	804,381
700,000	4.00%, 1/15/2032[2]	630,262
277,000	TotalEnergies Capital S.A. 5.49%, 4/5/2054[2,7]	274,513
	TransCanada PipeLines Ltd.
666,000	4.63%, 3/1/2034[2,7]	625,501
49,000	4.88%, 5/15/2048[2,7]	43,258
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[2]	220,886
	Williams Cos., Inc.
350,000	5.15%, 3/15/2034[2]	342,071
800,000	4.90%, 1/15/2045[2]	701,837
		18,979,350
	FINANCIALS — 27.9%
669,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 1/30/2032[2,7]	575,772
1,100,000	Agree LP 2.00%, 6/15/2028[2]	972,281
	Allianz S.E.
600,000	3.50% (USD 5 Year Tsy+297 basis points)[2,3,7,8,9,11]	558,837
200,000	3.20% (USD 5 Year Tsy+217 basis points)[2,3,7,8,9,11]	163,459
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[2,10]	175,789
309,000	American Express Co. 6.34% (SOFR Rate+133 basis points), 10/30/2026[2,10]	311,940
747,000	American Homes 4 Rent LP 5.50%, 2/1/2034[2]	735,816
400,000	Banco Santander S.A. 5.59%, 8/8/2028[7]	403,902
	Bank of America Corp.
200,000	4.18%, 11/25/2027[2]	193,160

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
1,895,000	2.97% (SOFR Rate+133 basis points), 2/4/2033[2,10]	$1,606,289
585,000	5.29% (SOFR Rate+191 basis points), 4/25/2034[2,10]	579,567
965,000	5.87% (SOFR Rate+184 basis points), 9/15/2034[2,10]	994,523
184,000	5.47% (SOFR Rate+165 basis points), 1/23/2035[2,10]	184,274
200,000	5.87%, 2/7/2042	208,729
200,000	Barclays PLC 6.04% (SOFR Rate+242 basis points), 3/12/2055[2,7,10]	203,664
93,000	Brixmor Operating Partnership LP 3.85%, 2/1/2025[2]	91,987
600,000	Capital One Financial Corp. 7.62% (SOFR Rate+307 basis points), 10/30/2031[2,10]	660,991
	Citigroup, Inc.
297,000	3.98% (3-Month Term SOFR+160 basis points), 3/20/2030[2,10]	280,529
804,000	5.30%, 5/6/2044	751,555
366,000	4.00% (USD 5 Year Tsy+360 basis points)[2,8,9,11]	350,531
500,000	Citizens Bank N.A./Providence RI 6.06% (SOFR Rate+145 basis points), 10/24/2025[2,10]	499,720
	Citizens Financial Group, Inc.
103,000	5.84% (SOFR Rate+201 basis points), 1/23/2030[2,10]	102,723
98,000	6.64% (SOFR Rate+232 basis points), 4/25/2035[2,10]	101,496
342,000	Corebridge Financial, Inc. 5.75%, 1/15/2034[2]	345,038
451,000	Credit Agricole S.A. 4.00% (USD 5 Year Swap+164 basis points), 1/10/2033[2,3,7,8]	418,748
285,000	Discover Financial Services 6.70%, 11/29/2032[2]	297,907
	EPR Properties
316,000	4.50%, 4/1/2025[2]	312,613
545,000	3.60%, 11/15/2031[2]	455,155
	Extra Space Storage LP
75,000	5.70%, 4/1/2028[2]	75,875
265,000	2.35%, 3/15/2032[2]	211,478
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[2,3,10]	782,791
69,000	Fiserv, Inc. 5.60%, 3/2/2033[2]	69,699
450,000	Global Payments, Inc. 5.40%, 8/15/2032[2]	441,679
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	212,559
790,000	7.34% (3-Month Term SOFR+201 basis points), 10/28/2027[2,4]	813,872
1,640,000	1.99% (SOFR Rate+109 basis points), 1/27/2032[2,10]	1,332,974
250,000	6.75%, 10/1/2037	270,418
232,000	High Street Funding Trust II 4.68%, 2/15/2048[2,3]	187,738

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[2,3,7,9,10,11]	$476,970
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[7]	220,321
844,000	4.60% (USD 5 Year Tsy+365 basis points)[2,7,8,9,11]	723,306
663,000	ING Groep N.V. 3.87% (SOFR Rate+164 basis points), 3/28/2026[2,7,10]	653,388
164,000	Iron Mountain, Inc. 4.88%, 9/15/2029[2,3]	154,530
	JPMorgan Chase & Co.
287,000	5.30% (SOFR Rate+145 basis points), 7/24/2029[2,10]	288,110
1,280,000	2.58% (3-Month Term SOFR+125 basis points), 4/22/2032[2,10]	1,082,716
1,551,000	5.35% (SOFR Rate+185 basis points), 6/1/2034[2,10]	1,546,501
209,000	5.34% (SOFR Rate+162 basis points), 1/23/2035[2,10]	208,185
	Kite Realty Group LP
107,000	4.00%, 10/1/2026[2]	103,406
33,000	5.50%, 3/1/2034[2]	32,328
250,000	Kite Realty Group Trust 4.00%, 3/15/2025[2]	246,235
930,000	Liberty Mutual Group, Inc. 3.95%, 10/15/2050[2,3]	680,253
341,000	Lincoln National Corp. 5.85%, 3/15/2034[2]	341,225
59,000	Macquarie Airfinance Holdings Ltd. 6.50%, 3/26/2031[2,3,7]	60,699
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[2,3,10]	440,757
236,000	4.90%, 4/1/2077[3]	197,305
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[2,3]	1,411,583
333,000	10.75%, 8/1/2039[2]	444,166
1,150,000	6.40%, 12/15/2066[2]	1,163,922
	Morgan Stanley
500,000	3.95%, 4/23/2027	482,960
575,000	4.89% (SOFR Rate+208 basis points), 7/20/2033[2,10]	555,347
1,415,000	6.63% (SOFR Rate+205 basis points), 11/1/2034[2,10]	1,530,962
88,000	Nasdaq, Inc. 5.35%, 6/28/2028[2]	88,848
260,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7.00%, 2/1/2030[2,3]	263,079
80,000	Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034[2]	79,154
281,000	Pine Street Trust III 6.22%, 5/15/2054[2,3]	281,614

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	PNC Financial Services Group, Inc.
166,000	6.61% (SOFR Index+173 basis points), 10/20/2027[2,10]	$170,025
379,000	5.00% (3-Month Term SOFR+356 basis points)[2,9,10,11]	365,554
227,000	Prologis LP 5.25%, 3/15/2054[2]	215,657
270,000	Prologis Targeted US Logistics Fund LP 5.50%, 4/1/2034[2,3]	270,718
447,000	Prudential Financial, Inc. 5.70% (3-Month USD Libor+266 basis points), 9/15/2048[2,10]	438,535
215,000	Rexford Industrial Realty LP 2.15%, 9/1/2031[2]	171,784
1,500,000	Royal Bank of Canada 7.50% (USD 5 Year Tsy+289 basis points), 5/2/2084[2,7,8]	1,547,016
78,000	Santander Holdings USA, Inc. 6.50% (SOFR Rate+236 basis points), 3/9/2029[2,10]	79,483
462,000	SBA Tower Trust 2.59%, 10/15/2031[2,3]	377,690
1,179,000	Scentre Group Trust 2 4.75% (USD 5 Year Tsy+438 basis points), 9/24/2080[2,3,7,8]	1,136,577
159,000	Simon Property Group LP 5.85%, 3/8/2053[2]	158,930
550,000	Societe Generale S.A. 6.07% (USD 1 Year Tsy+210 basis points), 1/19/2035[2,3,7,8]	545,492
278,000	State Street Corp. 6.70% (USD 5 Year Tsy+261 basis points)[2,8,9]	279,712
	Toronto-Dominion Bank
382,000	5.53%, 7/17/2026[7]	383,211
350,000	7.25% (USD 5 Year Tsy+298 basis points), 7/31/2084[2,7,8]	349,125
	Truist Financial Corp.
96,000	7.16% (SOFR Rate+245 basis points), 10/30/2029[2,10]	101,984
66,000	5.87% (SOFR Rate+236 basis points), 6/8/2034[2,10]	66,625
70,000	5.71% (SOFR Rate+192 basis points), 1/24/2035[2,10]	69,831
1,232,000	4.80% (USD 5 Year Tsy+300 basis points)[2,8,9,11]	1,210,424
	U.S. Bancorp
94,000	5.84% (SOFR Rate+226 basis points), 6/12/2034[2,10]	95,451
265,000	5.68% (SOFR Rate+186 basis points), 1/23/2035[2,10]	266,559
	UBS Group A.G.
697,000	2.59% (SOFR Rate+156 basis points), 9/11/2025[2,3,7,10]	692,375
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[2,3,7,10]	213,600
200,000	5.70% (USD 1 Year Tsy+177 basis points), 2/8/2035[2,3,7,8]	200,241
225,000	VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/2025[2,3]	221,980
475,000	Vornado Realty LP 2.15%, 6/1/2026[2]	437,956
	Wells Fargo & Co.
290,000	5.57% (SOFR Rate+174 basis points), 7/25/2029[2,10]	292,782
366,000	5.20% (SOFR Rate+150 basis points), 1/23/2030[2,10]	364,734

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
535,000	6.49% (SOFR Rate+206 basis points), 10/23/2034[2,10]	$571,443
250,000	5.87%[2,9,10,11]	248,805
719,000	3.90% (USD 5 Year Tsy+345 basis points)[2,8,9,11]	687,983
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[2,7,8]	835,050
		43,761,280
	GOVERNMENTS — 2.0%
301,000	Chile Government International Bond 4.85%, 1/22/2029[2,7]	297,211
250,000	Colombia Government International Bond 8.75%, 11/14/2053[2,7]	263,174
954,000	Israel Government International Bond 5.75%, 3/12/2054[7]	862,870
309,000	Panama Government International Bond 7.50%, 3/1/2031[2,7]	322,213
4,420,000	Peru Government International Bond 7.30%, 8/12/2033[3]	1,179,012
261,000	Republic of Poland Government International Bond 5.50%, 3/18/2054[2,7]	253,464
		3,177,944
	HEALTH CARE — 4.5%
	Amgen, Inc.
61,000	5.25%, 3/2/2030[2]	61,485
146,000	5.65%, 3/2/2053[2]	144,566
1,000,000	Bayer U.S. Finance II LLC 4.62%, 6/25/2038[2,3]	842,467
247,000	Bayer U.S. Finance LLC 6.50%, 11/21/2033[2,3]	253,170
864,000	Bristol-Myers Squibb Co. 5.55%, 2/22/2054[2]	856,401
	CVS Health Corp.
271,000	4.30%, 3/25/2028[2]	261,776
322,000	6.00%, 6/1/2044[2]	316,732
287,000	4.25%, 4/1/2050[2]	219,500
89,000	5.87%, 6/1/2053[2]	85,629
288,000	6.05%, 6/1/2054[2]	283,834
84,000	Endo Finance Holdings, Inc. 8.50%, 4/15/2031[2,3]	86,677
200,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028[2,3]	185,749
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[2,7]	691,457
320,000	2.15%, 9/2/2031[2,7]	256,895

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[2,7]	$275,425
	Takeda Pharmaceutical Co., Ltd.
1,446,000	5.30%, 7/5/2034[2,7]	1,438,718
545,000	3.18%, 7/9/2050[2,7]	363,276
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[2]	294,121
204,000	Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028[2]	205,362
		7,123,240
	INDUSTRIALS — 3.6%
600,000	Adani Ports & Special Economic Zone Ltd. 3.38%, 7/24/2024[3,7]	598,888
119,000	AGCO Corp. 5.80%, 3/21/2034[2]	118,736
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[2,3]	398,882
201,000	5.95%, 10/15/2033[2,3]	201,763
200,000	BAE Systems PLC 5.50%, 3/26/2054[2,3,7]	196,591
	Boeing Co.
556,000	5.80%, 5/1/2050[2]	503,391
193,000	6.86%, 5/1/2054[2,3]	198,976
77,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc. 6.75%, 7/15/2031[2,3]	78,079
83,000	GFL Environmental, Inc. 6.75%, 1/15/2031[2,3,7]	84,671
	Herc Holdings, Inc.
336,000	5.50%, 7/15/2027[2,3]	330,813
632,000	6.62%, 6/15/2029[2,3]	640,942
136,000	Norfolk Southern Corp. 5.55%, 3/15/2034[2]	138,889
414,000	Rolls-Royce PLC 5.75%, 10/15/2027[2,3,7]	416,077
367,000	Ryder System, Inc. 6.60%, 12/1/2033[2]	392,666
200,000	Smurfit Kappa Treasury ULC 5.44%, 4/3/2034[2,3,7]	198,191
50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[2,3,7]	49,066
800,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[2,3]	775,322
52,000	TransDigm, Inc. 6.75%, 8/15/2028[2,3]	52,635

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[2,3,7]	$133,368
200,000	Union Pacific Corp. 3.84%, 3/20/2060[2]	147,788
		5,655,734
	MATERIALS — 4.3%
200,000	Alcoa Nederland Holding BV 7.12%, 3/15/2031[2,3,7]	206,012
525,000	Anglo American Capital PLC 5.75%, 4/5/2034[2,3,7]	524,983
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[2,7]	450,587
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[2,3,7]	169,266
	Braskem Netherlands Finance B.V.
200,000	4.50%, 1/31/2030[2,3,7]	169,011
349,000	5.88%, 1/31/2050[3,7]	257,849
505,000	Celanese US Holdings LLC 5.34%, 1/19/2029[2]	566,311
221,000	Cleveland-Cliffs, Inc. 7.00%, 3/15/2032[2,3]	218,405
220,000	Glencore Funding LLC 5.89%, 4/4/2054[2,3]	212,615
200,000	Nexa Resources S.A. 6.75%, 4/9/2034[2,3,7]	203,237
206,000	Nutrien Ltd. 5.90%, 11/7/2024[7]	206,055
358,000	Orbia Advance Corp. S.A.B. de C.V. 2.88%, 5/11/2031[2,3,7]	296,235
250,000	Sealed Air Corp. 6.50%, 7/15/2032[2,3]	248,900
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[2]	478,429
	Smyrna Ready Mix Concrete LLC
448,000	6.00%, 11/1/2028[2,3]	437,738
837,000	8.87%, 11/15/2031[2,3]	888,200
400,000	Solvay Finance America LLC 5.85%, 6/4/2034[2,3]	401,691
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[2,7]	272,693
146,000	Vale Overseas Ltd. 6.40%, 6/28/2054[2,7]	144,277

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
381,000	Vale Overseas, Ltd. 6.88%, 11/21/2036[7]	$408,823
		6,761,317
	TECHNOLOGY — 3.5%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[2,3]	961,260
1,030,000	3.19%, 11/15/2036[2,3]	817,043
169,000	3.75%, 2/15/2051[2,3]	126,507
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[2]	226,570
98,000	8.35%, 7/15/2046[2]	124,448
188,000	3.45%, 12/15/2051[2]	128,036
313,000	IBM International Capital Pte Ltd. 5.30%, 2/5/2054[2,7]	294,234
53,000	Intel Corp. 5.20%, 2/10/2033[2]	53,019
	Micron Technology, Inc.
109,000	5.30%, 1/15/2031[2]	108,862
166,000	2.70%, 4/15/2032[2]	137,757
151,000	Microsoft Corp. 2.67%, 6/1/2060[2]	92,827
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[2,7]	505,092
	Oracle Corp.
500,000	3.85%, 7/15/2036[2]	422,532
458,000	3.60%, 4/1/2040[2]	353,347
780,000	4.00%, 7/15/2046[2]	597,386
768,000	VMware, Inc. 2.20%, 8/15/2031[2]	625,156
		5,574,076
	UTILITIES — 6.5%
376,000	AES Andes S.A. 6.35% (USD 5 Year Tsy+491 basis points), 10/7/2079[2,3,7,8]	370,405
458,437	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[2,3,7]	398,648
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[2]	619,524
700,000	Black Hills Corp. 6.15%, 5/15/2034[2]	714,579
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[2,8]	191,455
140,000	Consolidated Edison Co. of New York, Inc. 5.90%, 11/15/2053[2]	143,945

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
800,000	Duke Energy Corp. 5.00%, 8/15/2052[2]	$698,399
634,000	Edison International 5.38% (USD 5 Year Tsy+470 basis points)[2,8,9,11]	617,615
200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[2,3,7,8,9]	217,579
400,000	Enel Finance America LLC 7.10%, 10/14/2027[2,3]	420,231
300,000	Enel Finance International N.V. 7.50%, 10/14/2032[2,3,7]	332,368
693,000	Entergy Corp. 7.12% (USD 5 Year Tsy+267 basis points), 12/1/2054[2,8]	686,979
97,000	Eversource Energy 5.50%, 1/1/2034[2]	95,355
905,000	Exelon Corp. 4.05%, 4/15/2030[2]	849,800
354,000	FirstEnergy Pennsylvania Electric Co 4.30%, 1/15/2029[2,3]	340,703
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[2]	284,911
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[2,3]	259,981
411,000	New England Power Co. 5.94%, 11/25/2052[2,3]	416,273
71,000	Niagara Mohawk Power Corp. 5.66%, 1/17/2054[2,3]	68,469
	NiSource, Inc.
218,000	3.60%, 5/1/2030[2]	200,196
112,000	5.40%, 6/30/2033[2]	110,811
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[2]	275,400
481,000	3.50%, 8/1/2050[2]	315,736
111,000	Public Service Enterprise Group, Inc. 6.12%, 10/15/2033[2]	115,524
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[2]	213,426
	Southern Co. Gas Capital Corp.
426,000	5.88%, 3/15/2041[2]	427,841
121,000	3.95%, 10/1/2046[2]	91,218
822,000	4.40%, 5/30/2047[2]	670,072
		10,147,443
	TOTAL CORPORATE BONDS
	(Cost $138,751,825)	130,314,905

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	MUNICIPAL BONDS — 0.2%
294,000	University of Michigan 3.60%, 4/1/2047	$248,103
	TOTAL MUNICIPAL BONDS
	(Cost $294,000)	248,103
	U.S. GOVERNMENT AND AGENCIES — 2.6%
	United States Treasury Bond
1,553,000	4.50%, 2/15/2044	1,530,191
69,200	1.38%, 8/15/2050	35,684
378,500	3.62%, 2/15/2053	324,047
	United States Treasury Note
1,717,000	4.62%, 4/30/2029	1,737,791
415,000	3.75%, 12/31/2030	401,318
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $4,069,389)	4,029,031

Number of Shares
	SHORT-TERM INVESTMENTS — 2.0%
3,185,413	Goldman Sachs Financial Square Government Fund - Institutional Class 5.14%[12]	3,185,413
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,185,413)	3,185,413
	TOTAL INVESTMENTS — 99.5%
	(Cost $165,521,716)	156,263,714
	Other Assets in Excess of Liabilities — 0.5%	810,514
	TOTAL NET ASSETS — 100.0%	$157,074,228

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

ULC – Unlimited Liability Corporation

[1]	Local currency.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $60,884,284, which represents 38.8% of total net assets of the Fund.
[4]	Floating rate security.
[5]	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.
[6]	Step rate security.
[7]	Foreign security denominated in U.S. Dollars.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at June 30, 2024. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	Perpetual security. Date shown is next call date.
[10]	Fixed to float security. Fixed rate indicated is the rate effective at June 30, 2024. Security may convert at a future date to a floating rate or referenced rate and spread.
[11]	Interest-only security.
[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	June 30, 2024	(Depreciation)
Euro	Bank of America	EUR per USD	7/12/2024	3,015,000	$(3,286,126)	$(3,231,020)	$55,106
Peruvian Sol	JP Morgan	PEN per USD	7/12/2024	4,510,000	(1,211,096)	(1,173,386)	37,710
					(4,497,222)	(4,404,406)	92,816
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(4,497,222)	$(4,404,406)	$92,816

EUR – Euro

PEN– Peruvian Sol

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)
Interest Rate Futures
26	2-Year U.S. Treasury Note	September 2024	5,309,688	$14,625
126	5-Year U.S. Treasury Note	September 2024	13,428,844	86,649
31	10-Year U.S. Treasury Note	September 2024	3,409,516	15,590
(5)	Euro BOBL	September 2024	(623,973)	(5,948)
(22)	Euro Bund	September 2024	(3,103,402)	(44,800)
107	U.S. Treasury Long Bond	September 2024	12,659,437	180,563
(54)	Ultra 10-Year U.S. Treasury Note	September 2024	(6,130,688)	(41,240)
14	Ultra Long-Term U.S. Treasury Bond	September 2024	1,754,813	14,740

TOTAL FUTURES CONTRACTS			26,704,234	$220,179

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2024

Assets:
Investments, at value (cost $165,521,716)	$156,263,714
Foreign currency, at value (cost $33,875)	33,915
Cash	11,342
Cash deposited with broker for futures contracts	460,210
Receivables:
Investment securities sold	247,779
Fund shares sold	186,407
Unrealized appreciation on forward foreign currency exchange contracts	92,816
Variation margin on futures contracts	220,179
Dividends and interest	1,909,679
Prepaid expenses	34,505
Total assets	159,460,546
Liabilities:
Payables:
Investment securities purchased	2,119,009
Fund shares redeemed	155,889
Advisory fees	29,141
Shareholder servicing fees (Note 7)	2,014
Distribution fees - Class A & C (Note 8)	3,921
Fund accounting and administration fees	6,657
Transfer agent fees and expenses	9,850
Custody fees	3,394
Auditing fees	20,521
Trustees' deferred compensation (Note 3)	18,538
Trustees' fees and expenses	3,931
Chief Compliance Officer fees	3,347
Accrued other expenses	10,106
Total liabilities	2,386,318
Commitments and contingencies (Note 3)
Net Assets	$157,074,228
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$180,060,673
Total distributable earnings (accumulated deficit)	(22,986,445)
Net Assets	$157,074,228
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$8,916,975
Number of shares issued and outstanding	981,055
Net asset value per share[1]	$9.09
Maximum sales charge (3.00% of offering price)[2]	0.28
Maximum offering price to public	$9.37
Class C Shares:
Net assets applicable to shares outstanding	$2,524,640
Number of shares issued and outstanding	277,741
Net asset value per share[3]	$9.09
Class I Shares:
Net assets applicable to shares outstanding	$145,631,936
Number of shares issued and outstanding	16,015,839
Net asset value per share	$9.09

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of June 30, 2024

Class Y Shares:
Net assets applicable to shares outstanding	$677
Number of shares issued and outstanding	74
Net asset value per share[4]	$9.08

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[4]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENT OF OPERATIONS

For the Year Ended  June 30, 2024

Investment income:
Interest (net of foreign withholding taxes of $3,164)	$6,922,239
Total investment income	6,922,239

Expenses:
Advisory fees	503,388
Shareholder servicing fees - Class A (Note 7)	5,392
Shareholder servicing fees - Class C (Note 7)	1,464
Shareholder servicing fees - Class I (Note 7)	50,041
Distribution fees - Class A (Note 8)	21,697
Distribution fees - Class C (Note 8)	24,402
Fund accounting and administration fees	149,726
Transfer agent fees and expenses	69,490
Custody fees	27,323
Registration fees	67,783
Auditing fees	21,318
Chief Compliance Officer fees	20,503
Legal fees	19,541
Shareholder reporting fees	19,430
Trustees' fees and expenses	11,942
Miscellaneous	6,175
Insurance fees	4,001
Total expenses	1,023,616
Advisory fees recovered (waived)	(256,904)
Net expenses	766,712
Net investment income (loss)	6,155,527

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(4,032,952)
Forward contracts	3,774
Futures contracts	(635,261)
Foreign currency transactions	(13,496)
Total net realized gain (loss) on:	(4,677,935)
Net change in unrealized appreciation (depreciation) on:
Investments	7,532,762
Forward contracts	92,816
Futures contracts	185,187
Foreign currency translations	(1,058)
Net change in unrealized appreciation (depreciation)	7,809,707
Net realized and unrealized gain (loss)	3,131,772

Net Increase (Decrease) in Net Assets from Operations	$9,287,299

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$6,155,527	$4,750,661
Net realized gain (loss) on investments, forward contracts, foreign currency transactions, and futures contracts	(4,677,935)	(5,531,609)
Net change in unrealized appreciation (depreciation) on investments, forward contracts, foreign currency transactions, and futures contracts	7,809,707	3,277,845
Net increase (decrease) in net assets resulting from operations	9,287,299	2,496,897

Distributions to Shareholders:
Distributions:
Class A	(375,965)	(313,356)
Class C	(88,044)	(84,654)
Class I	(5,529,506)	(4,085,566)
Class Y	(30)	(25)
Total distributions to shareholders	(5,993,545)	(4,483,601)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,668,849	2,352,160
Class C	764,054	209,481
Class I	72,563,641	31,916,251
Reinvestment of distributions:
Class A	347,401	266,383
Class C	84,861	81,893
Class I	5,475,343	4,009,887
Class Y	30	25
Cost of shares redeemed:
Class A1	(2,634,051)	(3,062,952)
Class C2	(915,101)	(921,072)
Class I3	(34,657,169)	(58,372,663)
Net increase (decrease) in net assets from capital transactions	43,697,858	(23,520,607)

Total increase (decrease) in net assets	46,991,612	(25,507,311)

Net Assets:
Beginning of period	110,082,616	135,589,927
End of period	$157,074,228	$110,082,616
Capital Share Transactions:
Shares sold:
Class A	300,758	262,379
Class C	85,585	23,068
Class I	8,209,332	3,597,764
Shares reinvested:
Class A	39,105	29,856
Class C	9,552	9,172
Class I	615,566	448,693
Class Y	3	3
Shares redeemed:
Class A	(294,777)	(342,705)
Class C	(102,703)	(102,831)

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Class I	(3,893,656)	(6,522,172)
Net increase (decrease) in capital share transactions	4,968,765	(2,596,773)

[1]	Net of redemption fee proceeds of $2,799 and $995, respectively.
[2]	Net of redemption fee proceeds of $0 and $412, respectively.
[3]	Net of redemption fee proceeds of $450 and $904, respectively.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.94	$9.09	$11.07	$10.87	$10.36
Income from Investment Operations:
Net investment income (loss) [1]	0.39	0.36	0.29	0.29	0.31
Net realized and unrealized gain (loss)	0.15	(0.17)	(1.94)	0.31	0.50
Total from investment operations	0.54	0.19	(1.65)	0.60	0.81

Less Distributions:
From net investment income	(0.39)	(0.34)	(0.30)	(0.29)	(0.30)
From net realized gain	-	-	(0.03)	(0.11)	-
Total distributions	(0.39)	(0.34)	(0.33)	(0.40)	(0.30)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.09	$8.94	$9.09	$11.07	$10.87

Total return[3]	6.20%	2.12%	(15.28)%	5.55%	7.97%

Ratios and Supplemental Data:
Net assets, end of period	$8,916,975	$8,367,657	$8,969,207	$12,070,502	$10,088,253

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.00%	1.00%	0.92%	0.92%	0.99%
After fees waived and expenses absorbed/recovered	0.81%	0.79%	0.78%	0.79%	0.84%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.21%	3.79%	2.60%	2.47%	2.75%
After fees waived and expenses absorbed/recovered	4.40%	4.00%	2.74%	2.60%	2.90%

Portfolio turnover rate	51%	40%	59%	104%	121%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% that will be imposed to the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.94	$9.09	$11.06	$10.86	$10.35
Income from Investment Operations:
Net investment income (loss) [1]	0.33	0.29	0.21	0.20	0.23
Net realized and unrealized gain (loss)	0.14	(0.17)	(1.95)	0.31	0.51
Total from investment operations	0.47	0.12	(1.74)	0.51	0.74

Less Distributions:
From net investment income	(0.32)	(0.27)	(0.20)	(0.20)	(0.23)
From net realized gain	-	-	(0.03)	(0.11)	-
Total distributions	(0.32)	(0.27)	(0.23)	(0.31)	(0.23)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	-

Net asset value, end of period	$9.09	$8.94	$9.09	$11.06	$10.86

Total return[3]	5.41%	1.32%	(15.97)%	4.74%	7.21%

Ratios and Supplemental Data:
Net assets, end of period	$2,524,640	$2,550,145	$3,234,680	$4,454,691	$4,481,201

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.75%	1.77%	1.70%	1.69%	1.71%
After fees waived and expenses absorbed/recovered	1.56%	1.56%	1.56%	1.56%	1.56%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.47%	3.02%	1.82%	1.70%	2.03%
After fees waived and expenses absorbed/recovered	3.66%	3.23%	1.96%	1.83%	2.18%

Portfolio turnover rate	51%	40%	59%	104%	121%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.95	$9.10	$11.09	$10.88	$10.37
Income from Investment Operations:
Net investment income (loss) [1]	0.42	0.38	0.31	0.31	0.34
Net realized and unrealized gain (loss)	0.13	(0.17)	(1.95)	0.32	0.50
Total from investment operations	0.55	0.21	(1.64)	0.63	0.84

Less Distributions:
From net investment income	(0.41)	(0.36)	(0.32)	(0.31)	(0.33)
From net realized gain	-	-	(0.03)	(0.11)	-
Total distributions	(0.41)	(0.36)	(0.35)	(0.42)	(0.33)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$9.09	$8.95	$9.10	$11.09	$10.88

Total return[3]	6.36%	2.35%	(15.14)%	5.88%	8.29%

Ratios and Supplemental Data:
Net assets, end of period	$145,631,936	$99,164,178	$123,385,419	$216,050,597	$170,278,190

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.73%	0.77%	0.71%	0.69%	0.69%
After fees waived and expenses absorbed/recovered	0.54%	0.56%	0.57%	0.56%	0.54%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.49%	4.02%	2.81%	2.70%	3.05%
After fees waived and expenses absorbed/recovered	4.68%	4.23%	2.95%	2.83%	3.20%

Portfolio turnover rate	51%	40%	59%	104%	121%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.94	$9.09	$11.08	$10.87	$10.36
Income from Investment Operations:
Net investment income (loss) [1]	0.42	0.39	0.32	0.32	0.34
Net realized and unrealized gain (loss)	0.13	(0.18)	(1.95)	0.32	0.51
Total from investment operations	0.55	0.21	(1.63)	0.64	0.85

Less Distributions:
From net investment income	(0.41)	(0.36)	(0.33)	(0.32)	(0.34)
From net realized gain	-	-	(0.03)	(0.11)	-
Total distributions	(0.41)	(0.36)	(0.36)	(0.43)	(0.34)

Net asset value, end of period	$9.08	$8.94	$9.09	$11.08	$10.87

Total return[2]	6.42%	2.42%	(15.08)%	5.95%	8.34%

Ratios and Supplemental Data:
Net assets, end of period	$677	$636	$621	$732	$691

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.69%	0.71%	0.64%	0.63%	0.65%
After fees waived and expenses absorbed/recovered	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.53%	4.08%	2.88%	2.77%	3.10%
After fees waived and expenses absorbed/recovered	4.72%	4.29%	3.02%	2.90%	3.25%

Portfolio turnover rate	51%	40%	59%	104%	121%

[1]	Based on average shares outstanding for the year.
[2]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

Note 1 – Organization

AAM/Insight Select Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. Depending upon the agreement with the broker, the Fund may or may not settle variation margin daily. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(c) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and is subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Preferred Stock Risk

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(g) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2024, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Insight North America LLC (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60%, 0.60% and 0.50% of the average daily net assets of the Fund's Class A, Class C, Class I and Class Y Shares, respectively. This agreement is in effect until October 31, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended June 30, 2024, the Advisor waived its fees totaling $256,904 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2024, the amount of these potentially recoverable expenses was $764,072. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2025	$273,130
2026	234,038
2027	256,904
Total	$764,072

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended June 30, 2024, are reported on the Statement of Operations.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the year ended June 30, 2024, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the year ended June 30, 2024, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2024, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$165,527,120

Gross unrealized appreciation	1,283,574
Gross unrealized depreciation	(10,546,980)

Net unrealized appreciation (depreciation)	$(9,263,406)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (loss) as follows:

Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Loss)
Insight Select Income Fund	$338	$(338)

As of June 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$676,491
Undistributed long-term capital gains	-
Tax accumulated earnings	676,491

Accumulated capital and other losses	(14,379,934)
Unrealized appreciation (depreciation) on investments	(9,263,406)
Unrealized appreciation (depreciation) on foreign translations	(1,058)
Unrealized appreciation (depreciation) deferred compensation	(18,538)
Total accumulated earnings (deficit)	$(22,986,445)

The tax character of the distributions paid during the fiscal years ended June 30, 2024, and June 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$5,993,545	$4,483,601
Net long-term capital gains	-	-
Total distributions paid	$5,993,545	$4,483,601

At June 30, 2024, the Fund had an accumulated capital loss carry forward as follows:

Not Subject to Expiration:

Short-term	$1,852,664 1
Long-term	12,527,270
Total	$14,379,934

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended June 30, 2024 and the year ended June 30, 2023, the Fund received $3,249 and $2,311, respectively, in redemption fees.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024

Note 6 – Investment Transactions

For the year ended June 30, 2024, purchases and sales of investments, excluding short-term investments, forward contracts and futures contracts, were $108,800,382 and $66,534,674, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the year ended June 30, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares and Class Y shares are not subject to any distribution or service fees under the Plan.

For the year ended June 30, 2024, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$17,633,917	$-	$17,633,917
Commercial Mortgage-Backed Securities	-	852,345	-	852,345
Corporate Bonds[1]	-	130,314,905	-	130,314,905
Municipal Bonds	-	248,103	-	248,103
U.S. Government and Agencies	-	4,029,031	-	4,029,031
Short-Term Investments	3,185,413	-	-	3,185,413
Total Investments	3,185,413	153,078,301	-	156,263,714
Other Financial Instruments**
Forward Contracts	-	92,816	-	92,816
Futures Contracts	312,167	-	-	312,167
Total Assets	$3,497,580	$153,171,117	$-	$156,668,697

Liabilities
Other Financial Instruments**
Futures Contracts	$91,988	$-	$-	$91,988
Total Liabilities	$91,988	$-	$-	$91,988

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024

[1]	For a detailed break-out of corporate bonds by major sector classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts and forward contracts during the year ended June 30, 2024.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of June 30, 2024, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	$92,816	$-
Interest Rate Contracts	Unrealized appreciation/depreciation on open futures contracts*	312,167	91,988

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended June 30, 2024, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Foreign Exchange Contracts	Forward Contracts	$3,774
Interest Rate Contracts	Futures Contracts	(635,261)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Foreign Exchange Contracts	Forward Contracts	$92,816
Interest Rate Contracts	Futures Contracts	185,187

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024

The quarterly average volumes of derivative instruments as of June 30, 2024, are as follows:

Derivatives not designated as hedging instruments			Total
Foreign Exchange Contracts	Long Forward Contracts	Notional Amount	$134,365
Foreign Exchange Contracts	Short Forward Contracts	Notional Amount	(4,477,402)
Interest Rate Contracts	Long Futures Contracts	Notional Amount	28,850,250
Interest Rate Contracts	Short Futures Contracts	Notional Amount	(13,749,633)

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 - Recently Issued Accounting Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2024

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the AAM/Insight Select Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the AAM/Insight Select Income Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 29, 2024

AAM/Insight Select Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gain

The Fund designates $0.00 as long term capital gain distribution.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory and (Unaudited)

At an in-person meeting held on March 12-14, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Hartford Investment Management Company (the “Sub-Advisor”), with respect to the AAM/HIMCO Short Duration Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Government/Credit 1-3 Year Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Ultrashort Bond fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended December 31, 2023; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total returns for the one- and five-year periods were above the Peer Group and Fund Universe median returns and the Bloomberg U.S. Government/Credit 1-3 Year Index (the “Bloomberg Index”) returns. For the three-year period, the Fund’s annualized total return was above the Bloomberg Index return, but below the Fund Universe and Peer Group median returns by 0.25% and 0.30%, respectively. The Trustees considered the Advisor’s assertion that in 2022, when the Federal Reserve began to raise interest rates, the Fund’s longer duration position negatively impacted performance relative to the Peer Group and Fund Universe.

The Board noted its familiarity with the Advisor and considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.125% and 0.13%, respectively. The Trustees considered the Advisor’s belief that the Fund utilizes more sophisticated asset classes than some of the funds in the Peer Group and Fund Universe, and that the Fund’s value-added investment process is evidenced by the Fund’s strong performance. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.24% and 0.25%, respectively. The Trustees considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended December 31, 2023, noting that the Advisor had waived a portion of its advisory fee for the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Hartford Investment Management Company

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund and noted that for as long as the Advisor has agreed to waive investment advisory fees payable to it by the Fund and/or absorb expenses pursuant to an operating expense limitation agreement, the Sub-Advisor has agreed to contribute to such waiver and/or reimbursement. The Trustees also noted that the sub-advisory fee charged by the Sub-Advisor with respect to the Fund was lower than the Sub-Advisor’s standard fee schedule for institutional client accounts managed using its short duration strategy up to the $75 million asset level, but higher than its standard fee schedule above that level. The Board noted, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Sub-Advisor’s institutional clients. The Board noted that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

44

Board Consideration of Investment Advisory Agreements (Unaudited)

At an in-person meeting held on March 12-14, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Advisors Asset Management, Inc. (the “Advisor”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Insight North America LLC (the “Sub-Advisor”), with respect to the AAM/Insight Select Income Fund series of the Trust (the “Fund”) for additional one-year terms from when they otherwise would expire. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Credit Index, the Bloomberg U.S. Aggregate Bond Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Corporate Bond fund universe (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended December 31, 2023; reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Advisors Asset Management, Inc.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were above the Peer Group and Fund Universe median returns, the Bloomberg U.S. Credit Index returns, and the Bloomberg U.S. Aggregate Bond Index returns.

The Board noted its familiarity with the Advisor and considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median and the same as the Fund Universe median. The Trustees considered that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but slightly higher than the Fund Universe median by 0.03%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered that the Fund’s total expenses were not in the highest quartile of those funds in the Fund Universe.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to the Fund for the year ended December 31, 2023, noting that the Advisor had waived a significant portion of its advisory fee for the Fund, and that the Advisor did not realize a profit with respect to the Fund.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Trustees noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Insight North America LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Fund, and noted that it was lower than the advisory fee that the Sub-Advisor charges to manage a closed-end fund, and lower than the sub-advisory fee that the Sub-Advisor charges to sub-advise an open-end fund, each of which have the same or similar strategies as the Fund. The Board observed that the Advisor pays the Sub-Advisor’s sub-advisory fee out of the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Fund.

Benefits to the Sub-Advisor

The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of the Sub-Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/9/2024